                              STATE STREET RESEARCH

                     --------------------------------------
                             GOVERNMENT INCOME FUND
                     --------------------------------------

                     SEMIANNUAL REPORT

                     April 30, 1998


                     --------------------------------------
                                  WHAT'S INSIDE
                     --------------------------------------

                     INVESTMENT UPDATE

                     About the Fund, economy and markets

                     FUND INFORMATION

                     Facts and figures

                     PLUS, COMPLETE PORTFOLIO HOLDINGS
                     AND FINANCIAL STATEMENTS




-------------------
    DALBAR LOGO
-------------------

  For Excellence
        in
Shareholder Service
                                                     STATE STREET RESEARCH FUNDS

--------------------------------------------------------------------------------
STATE STREET RESEARCH GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT

THE ECONOMY

o The last quarter of 1997 and the first quarter of 1998 were periods of solid economic growth, marked by low inflation and strong investment returns. Unemployment fell to a 28-year low. Interest rates had little change, and consumer confidence continued at near-record highs.

o Favorable economic factors have stimulated a boom in the housing market and stronger- than-expected retail sales. Lower energy costs kept inflation in check.

o Although last year's economic crisis in Southeast Asia raised concerns about the U.S. exports and profits at multinational companies, the effects have yet to make a significant impact on corporate profitability in the U.S.

THE MARKETS

o The S&P 500, a broad measure of common stock performance, gained 22.50% for the six-month period ended April 30, 1998.(1) Small stocks rebounded from losses following the turmoil in Southeast Asia, and large-capitalization brand-name companies continued to benefit.

o Bonds delivered modest gains during the period. High-yield bonds were among the strongest performers. Mortgage-backed securities held up well, despite concerns that refinancing could become a negative factor in the future.

THE FUND

OVER THE PAST SIX MONTHS

o For the six months ended April 30, 1998, Class A shares of Government Income Fund returned 3.25% (does not reflect sales charge).(2) The Fund outperformed the average general U.S. government fund, which returned 3.17% according to Lipper Analytical Services.

o The Fund's emphasis on long-term U.S. Treasuries and an underweighting in mortgage-backed securities helped performance.

o Foreign interest rates dropped faster than U.S. rates. As a result, the Fund's investment in non-dollar bonds made a positive contribution to performance, despite accounting for only 5% of the portfolio.

CURRENT STRATEGY

o The Fund has been structured to anticipate a slowing economy and falling interest rates. As a result, we increased the duration of the portfolio from
   5.1 to 5.6 years. Duration is a measure of the Fund's sensitivity to changing interest rates.

April 30, 1998

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

(1) The Standard & Poor's 500 Composite Index (S&P 500) is a market-value weighted index composed of 500 widely-held common stocks. The index is unmanaged and does not take sales charges into account. Direct investment in the index is not possible; results are for illustrative purposes only.

(2) 2.87% for Class B shares; 2.87% for Class C shares; 3.38% for Class S shares.

(3) All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends. Investments in the Fund are not insured or guaranteed by the U.S. government or any other entity. "S" shares, offered without a sales charge, are available only through certain employee benefit plans and special programs.

(4) Performance reflects maximum 4.5% "A" share front-end sales charge or 5% "B" share or 1% "C" share contingent deferred sales charges, where applicable.

(5) Before November 1, 1997, Class C shares were designated Class D and Class S shares were designated Class C.

--------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended April 30, 1998, except where noted)
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
FOR PERIODS ENDED 3/31/98
(at maximum applicable sales charge)(3)(4)(5)
-----------------------------------------------------------
                     10 YEARS      5 YEARS         1 YEAR
-----------------------------------------------------------
Class A               7.89%         5.67%           6.59%
-----------------------------------------------------------
Class B               7.97%         5.51%           5.73%
-----------------------------------------------------------
Class C               7.98%         5.84%           9.72%
-----------------------------------------------------------
Class S               8.51%         6.89%          11.90%
-----------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(does not reflect sales charge)(3)(5)
-----------------------------------------------------------
                     10 YEARS      5 YEARS         1 YEAR
-----------------------------------------------------------
Class A               8.46%         6.59%          10.47%
-----------------------------------------------------------
Class B               8.04%         5.76%           9.69%
-----------------------------------------------------------
Class C               8.05%         5.77%           9.68%
-----------------------------------------------------------
Class S               8.59%         6.84%          10.76%
-----------------------------------------------------------

SEC YIELD(5)
-----------------------------------------------------------
Class A                                               5.31%
-----------------------------------------------------------
Class B                                               4.83%
-----------------------------------------------------------
Class C                                               4.82%
-----------------------------------------------------------
Class S                                               5.82%
-----------------------------------------------------------

SEC yield is based on the net investment income produced for the 30 days ended April 30, 1998.

ASSET ALLOCATION
(by percentage of net assets)

U.S. Treasury                                           43%
U.S. Agency mortgage                                    27%
Other mortgages                                         13%
Trust certificates/other                                 8%
Foreign government                                       5%
U.S. Agency                                              3%
Cash                                                     1%

STATE STREET RESEARCH GOVERNMENT INCOME FUND

-----------------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
April 30, 1998 (Unaudited)
-----------------------------------------------------------------------------------------------------------------
                                                    PRINCIPAL               MATURITY                 VALUE
                                                      AMOUNT                  DATE                  (NOTE 1)
-----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES 72.4%
U.S. TREASURY 42.7%
U.S. Treasury Bond, 13.75% ....................      $  7,725,000              8/15/2004            $  10,947,793
U.S. Treasury Bond, 11.625% ...................        39,400,000             11/15/2004               51,872,464
U.S. Treasury Bond, 10.75% ....................         9,500,000              8/15/2005               12,283,215
U.S. Treasury Bond, 12.00% ....................        12,000,000              8/15/2013               17,585,640
U.S. Treasury Bond, 9.875% ....................         8,500,000             11/15/2015               12,052,745
U.S. Treasury Bond, 9.25% .....................        17,000,000              2/15/2016               22,992,500
U.S. Treasury Bond, 8.75% .....................        19,150,000              5/15/2017               25,023,688
U.S. Treasury Bond, 8.50% .....................        18,375,000              2/15/2020               23,798,565
U.S. Treasury Bond, 8.125% ....................        28,075,000              8/15/2021               35,282,414
U.S. Treasury Bond, 7.50% .....................        20,000,000             11/15/2024               23,843,800
U.S. Treasury Bond, 6.875% ....................        24,825,000              8/15/2025               27,590,753
U.S. Treasury Bond, 6.625% ....................         3,675,000              2/15/2027                3,977,599
U.S. Treasury STRIPS, 0.00% ...................        13,000,000             11/15/2001               10,666,370
                                                                                                    -------------
                                                                                                      277,917,546
                                                                                                    -------------
U.S. AGENCY MORTGAGE 27.0%
Federal Home Loan Mortgage Corp. FHA-VA, 9.00%          4,707,073             12/01/2009                4,995,381
Federal Home Loan Mortgage Corp. TBA, 6.00% ...        16,025,000              5/18/2013               15,814,672
Federal Housing Administration Charles River
  Project, 9.625% .............................         9,437,404             12/01/2033               10,375,246
Federal Housing Administration Court Yard
  Project, 10.75% .............................         6,469,228              8/01/2032                7,128,281
Federal Housing Administration East Bay Manor
  Project, 10.00% .............................         6,738,416              3/01/2033                7,381,724
Federal National Mortgage Association, 8.50% ..        10,000,000              2/01/2005               10,415,600
Federal National Mortgage Association, 7.00% ..            37,804              2/01/2024                   38,300
Federal National Mortgage Association FHA-VA, 8.00%     3,703,750              4/01/2008                3,872,752
Federal National Mortgage Association FHA-VA, 8.00%     5,295,617              6/01/2008                5,537,256
Federal National Mortgage Association FHA-VA, 8.50%     6,887,131              2/01/2009                7,246,708
Federal National Mortgage Association FHA-VA, 9.00%     6,488,865              5/01/2009                6,910,252
Federal National Mortgage Association FHA-VA, 9.00%     1,493,036              4/01/2016                1,589,994
Federal National Mortgage Association TBA, 6.50%       36,225,000              4/15/2024               35,851,792
Government National Mortgage Association, 7.50%         9,305,074              6/15/2009                9,588,879
Government National Mortgage Association, 9.50%         2,407,345              9/15/2009                2,603,531
Government National Mortgage Association, 9.50%         4,385,070             10/15/2009                4,747,166
Government National Mortgage Association, 9.50%         1,919,634             11/15/2009                2,076,131
Government National Mortgage Association, 8.00%         1,549,780             10/15/2017                1,632,104
Government National Mortgage Association, 9.50%           792,177             11/15/2017                  860,098
Government National Mortgage Association, 9.50%        10,435,362             11/15/2017               10,987,570
Government National Mortgage Association, 9.50%           246,668              9/15/2019                  267,571
Government National Mortgage Association, 7.50%         2,287,548              9/15/2021                2,358,874
Government National Mortgage Association, 7.50%         1,268,438              1/15/2023                1,305,692
Government National Mortgage Association, 7.50%        10,847,213              6/15/2023               11,165,796
Government National Mortgage Association, 7.50%           682,083              8/15/2023                  702,116
Government National Mortgage Association, 7.50%           744,316             10/15/2023                  766,177
Government National Mortgage Association, 7.50%           499,008             12/15/2023                  513,664
Government National Mortgage Association, 7.50%           663,312              1/15/2024                  681,964
Government National Mortgage Association, 7.50%         8,466,434              4/15/2024                8,704,510
                                                                                                    -------------
                                                                                                      176,119,801
                                                                                                    -------------
U.S. AGENCY 2.7%
EXIM Vnesheconombank, 5.73%+ ..................         7,000,000              1/15/2003                6,956,250
Guaranteed Export Trust Notes Series 95-A,
  6.28% .......................................         6,882,353              6/15/2004                6,962,670
Guaranteed Export Trust Notes Series 96-A,
  6.55% .......................................         3,479,405              6/15/2004                3,547,532
                                                                                                    -------------
                                                                                                       17,466,452
                                                                                                    -------------
Total U.S. Government Securities (Cost $461,185,819) ...................................              471,503,799
                                                                                                    -------------
OTHER INVESTMENTS 26.5%
TRUST CERTIFICATES 8.3%
Cooperative Utility Trust Certificates, 9.52% .        24,525,000              3/15/2019               25,744,383
Government Backed Trust Class T-3, 9.625% .....         7,329,589              5/15/2002                7,721,649
Government Trust Certificates
  Class 2-E, 9.40% ............................        19,554,120              5/15/2002               20,608,674
                                                                                                    -------------
                                                                                                       54,074,706
                                                                                                    -------------
FOREIGN GOVERNMENT 4.9%

                                                Australian Dollar
Commonwealth of Australia, 8.75% ..............         7,650,000              8/15/2008                6,078,968

                                               New Zealand Dollar
Government of New Zealand, 10.00%                      11,625,000              3/15/2002                7,007,495
Government of New Zealand, 8.00% ..............         9,500,000             11/15/2006                5,632,673

                                                   Pound Sterling
United Kingdom Treasury, 8.50% ................         6,675,000             12/07/2005               12,913,332
                                                                                                    -------------
                                                                                                       31,632,468
                                                                                                    -------------
FINANCE/MORTGAGE 13.3%
Chase Commercial Mortgage Securities Corp.
  1996-2 A-2, 6.90%                                  $  4,675,000              9/19/2006                4,806,484
Chase Commercial Mortgage Securities Corp.
  1997-1 A1, 7.27% ............................         6,132,788              7/19/2004                6,381,549
Credit Suisse First Boston 97-C2 A2, 6.52% ....         6,680,000              7/17/2007                6,719,663
CWMBS Inc. Series 1994-9 A-2 PAC, 6.50% .......         6,844,898              5/25/2024                6,855,593
DMARC Corp. 98-C1 A2, 6.54% ...................         4,950,000              6/15/2031                5,061,387
First Union Lehman Brothers Commercial Corp.
  97-C2 A2, 6.60%                                       3,275,000             11/18/2029                3,299,563
First Union Lehman Brothers Commercial Corp.
  Series 97-C2 A1, 6.48% ......................         4,624,629              3/18/2004                4,666,539
GE Capital Mortgage Services Inc., 5.85% ......         1,548,363              9/25/2023                1,542,061
GMAC Commercial Mortgage Security Inc. 1997-C2
  A, 6.55% ....................................         6,700,000              4/15/2029                6,752,344
GMAC Commercial Mortgage Security Inc. 1998-C1
  A1, 6.41% ...................................         3,175,000             11/15/2007                3,190,824
LB Commercial Conduit Mortgage Trust 98-C1 A1,
  6.33% .......................................         6,616,661             11/18/2004                6,550,494
Merrill Lynch Mortgage Investments Inc. Series
  1997-C2 A1, 6.46%                                     3,281,150             12/10/2029                3,326,266
Merrill Lynch Mortgage Investments Inc. Series
  1998-C2 A1, 6.22%                                     4,952,939              2/15/2030                4,968,418
Morgan Stanley Capital Inc. 98 A1, 6.19% ......         3,084,292              1/15/2007                3,144,259
Prudential Home Mortgage Securities Co. Series
  93-29 A-6 PAC, 6.75% ........................         6,684,133              8/25/2008                6,707,059
Residential Funding Corp. Series 93-S25 A-1,
  6.50% .......................................         6,187,480              7/25/2008                6,200,968
Structured Asset Securities Corp. Series 97-
  LL1-A1, 6.79% ...............................         6,552,276              6/12/2004                6,705,845
                                                                                                    -------------
                                                                                                       86,879,316
                                                                                                    -------------
Total Other Investments (Cost $174,370,224) ............................................              172,586,490
                                                                                                    -------------
COMMERCIAL PAPER 9.2%
Federal Home Loan Bank, 5.38% .................        20,000,000              5/01/1998               20,000,000
Federal Home Loan Mortgage Corp., 5.41% .......        14,810,000              5/08/1998               14,794,450
Federal National Mortgage Association,  5.44% .         4,975,000              5/13/1998                4,965,995
Federal National Mortgage Association, 5.41% ..        20,000,000              5/13/1998               19,964,067
                                                                                                    -------------
Total Commercial Paper (Cost $59,724,512) ..............................................               59,724,512
                                                                                                    -------------
-----------------------------------------------------------------------------------------------------------------

                                                                             SHARES
-----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 10.4%
Navigator Securities Lending Prime Portfolio
                                                                              67,885,188               67,885,188
                                                                                                    -------------
Total Short-Term Investments (Cost $67,885,188) ........................................               67,885,188
                                                                                                    -------------
Total Investments (Cost $763,165,743) -- 118.5% ........................................              771,699,989
Other Assets, Less Liabilities -- (18.5%) ..............................................             (120,353,134)
                                                                                                    -------------
Net Assets - 100.0% ....................................................................            $ 651,346,855
                                                                                                    =============

-----------------------------------------------------------------------------------------------------------------

Federal Income Tax Information:
At April 30, 1998, the net unrealized appreciation of investments based on cost for
  Federal income tax purposes of $763,165,743 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess
  of value over tax cost ...............................................................            $  13,970,635
Aggregate gross unrealized depreciation for all investments in which there is an excess
  of tax cost over value ...............................................................               (5,436,389)
                                                                                                    -------------
                                                                                                     $  8,534,246
                                                                                                    =============

-----------------------------------------------------------------------------------------------------------------

TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized and may vary by no more than 1%.

  + Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The total cost and market value of Rule 144A securities owned at April 30, 1998 were $7,000,000 and $6,956,250 (1.08% of net assets), respectively.

Forward currency exchange contracts outstanding at April 30, 1998 are as follows:

                                                                                                            UNREALIZED
                                                                                              CONTRACT    APPRECIATION     DELIVERY
                                                                              TOTAL VALUE      PRICE     (DEPRECIATION)        DATE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                >
Sell Australian dollars, Buy U.S. dollars                                    1,272,000 AUD    .67830 AUD   $  32,954        5/13/98
Sell Australian dollars, Buy U.S. dollars                                    1,980,000 AUD    .66880 AUD      31,824        6/10/98
Sell Australian dollars, Buy U.S. dollars                                    4,000,000 AUD    .65110 AUD      (8,985)       7/23/98
Sell Australian dollars, Buy U.S. dollars                                    5,120,000 AUD    .65120 AUD     (10,989)       7/23/98
Buy Australian dollars, Sell U.S. dollars                                    1,272,000 AUD    .66950 AUD     (21,760)       5/13/98
Buy Australian dollars, Sell U.S. dollars                                    1,980,000 AUD    .66125 AUD     (16,875)       6/10/98
Sell British pounds, Buy U.S. dollars                                        7,539,000 GBP   1.67265 GBP      49,484        7/23/98
Sell New Zealand dollars, Buy U.S. dollars                                  10,700,000 NZD    .55600 NZD      48,167        7/23/98
Sell New Zealand dollars, Buy U.S. dollars                                  10,310,000 NZD    .55570 NZD      43,319        7/23/98
Sell New Zealand dollars, Buy U.S. dollars                                   2,280,000 NZD    .58265 NZD      63,376        5/13/98
                                                                                                            --------
                                                                                                            $210,515
                                                                                                            ========
Written put option transactions during the six months ended April 30, 1998 were as follows:

                                                               PRINCIPAL
                                                                AMOUNT                PREMIUMS
                                                               ---------              ---------
Outstanding, beginning of period                                     --                     --
Options written                                               $14,500,000             $108,320
Options expired                                               (14,500,000)            (108,320)
Options closed                                                       --                     --
                                                              -----------             --------
Outstanding, end of period                                    $      --               $     --
                                                              ===========             ========

            The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GOVERNMENT INCOME FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
April 30,1998 (Unaudited)

ASSETS
Investments, at value (Cost $763,165,743) (Note 1) ............    $771,699,989
Interest receivable ...........................................      10,379,410
Receivable for fund shares sold ...............................         523,029
Receivable for open forward contracts .........................         269,124
Other assets ..................................................          21,065
                                                                   ------------
                                                                    782,892,617
LIABILITIES
Payable for collateral received on securities loaned ..........      67,885,188
Payable for securities purchased ..............................      59,010,424
Dividends payable .............................................       1,943,632
Payable for fund shares redeemed ..............................       1,603,735
Accrued management fee (Note 2) ...............................         350,474
Accrued transfer agent and shareholder services
  (Note 2) ....................................................         255,397
Accrued distribution and service fees (Note 3) ................         202,813
Accrued trustees' fees (Note 2) ...............................          65,856
Payable for open forward contracts ............................          58,609
Payable to custodian ..........................................             756
Other accrued expenses ........................................         168,878
                                                                   ------------
                                                                    131,545,762
                                                                   ------------
NET ASSETS                                                         $651,346,855
                                                                   ============
Net Assets consist of:
  Undistributed net investment income .........................    $  2,026,381
  Unrealized appreciation of investments ......................       8,534,246
  Unrealized appreciation of forward contracts
    and foreign currency ......................................         202,704
  Accumulated net realized loss ...............................     (29,164,919)
  Paid-in capital .............................................     669,748,443
                                                                   ------------
                                                                   $651,346,855
                                                                   ============

Net Asset Value and redemption price per share of
  Class A shares ($505,083,619 / 39,929,896 shares)                      $12.65
                                                                         ======
Maximum Offering Price per share of Class A
  shares ($12.65 / .955) ............................................... $13.25
                                                                         ======
Net Asset Value and offering price per share of Class B shares
  ($101,787,385 / 8,071,630 shares)* ................................... $12.61
                                                                         ======
Net Asset Value and offering price per share of Class C shares
  ($16,899,398 / 1,339,239 shares)* .................................... $12.62
                                                                         ======
Net Asset Value, offering price and redemption
  price per share of Class S shares
  ($27,576,453 / 2,182,040 shares) ..................................... $12.64
                                                                         ======

-------------------------------------------------------------------------------
* Redemption price per share for Class B and Class C is equal to net asset value less any applicable contingent deferred sales charge.

STATE STREET RESEARCH GOVERNMENT INCOME FUND

-----------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------
For the six months ended April 30, 1998 (Unaudited)

INVESTMENT INCOME
Interest (Note 1) .........................................      $ 24,586,431

EXPENSES
Management fee (Note 2) .....................................       2,147,719
Transfer agent and shareholder services (Note 2) ............         348,474
Custodian fee ...............................................         127,704
Service fee-Class A (Note 3) ................................         641,459
Distribution and service fees-Class B (Note 3) ..............         499,327
Distribution and service fees-Class C (Note 3) ..............          82,241
Reports to shareholders .....................................          28,918
Legal fees ..................................................          24,710
Audit fee ...................................................          21,901
Trustees' fees (Note 2) .....................................          21,754
Registration fees ...........................................          11,904
Miscellaneous ...............................................           1,479
                                                                 ------------
                                                                    3,957,590
                                                                 ------------
Net investment income .......................................      20,628,841
                                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS, OPTIONS, FORWARD
  CONTRACTS AND FOREIGN CURRENCY
Net realized gain on investments (Notes 1 and 4) ............       8,240,887
Net realized gain on written options ........................         108,320
Net realized gain on forward contracts and foreign
  currency (Note 1) .........................................       2,175,361
                                                                 ------------
  Total net realized gain ...................................      10,524,568
                                                                 ------------

Net unrealized depreciation of investments ..................     (10,531,232)
Net unrealized appreciation of forward contracts
  and foreign currency ......................................         236,719
                                                                 ------------
  Total net unrealized depreciation .........................     (10,294,513)
                                                                 ------------
Net gain on investments, options, forward
  contracts and foreign currency ............................         230,055
                                                                 ------------
Net increase in net assets resulting from
  operations ................................................    $ 20,858,896
                                                                 ============

    The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GOVERNMENT INCOME FUND

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED
                                                YEAR ENDED       APRIL 30, 1998
                                             OCTOBER 31, 1997     (UNAUDITED)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ......................   $ 42,425,199       $ 20,628,841
Net realized gain on investments, options,
  forward contracts and foreign currency ...      8,763,745         10,524,568
Net unrealized appreciation  (depreciation)
  of investments, forward contracts and
  foreign currency .........................      2,557,699        (10,294,513)
                                               ------------       ------------
Net increase resulting from operations .....     53,746,643         20,858,896
                                               ------------       ------------
Dividends from net investment income:
  Class A ..................................    (35,201,643)       (16,564,162)
  Class B ..................................     (5,410,928)        (2,854,086)
  Class C ..................................       (880,065)          (470,373)
  Class S ..................................     (1,061,597)        (1,052,868)
                                               ------------       ------------
                                                (42,554,233)       (20,941,489)
                                               ------------       ------------
Net decrease from fund share transactions
  (Note 5) .................................    (42,731,617)       (18,803,274)
                                               ------------       ------------
Total decrease in net assets ...............    (31,539,207)       (18,885,867)

NET ASSETS
Beginning of period ........................    701,771,929        670,232,722
                                               ------------       ------------
End of period (including undistributed net
  investment income of $2,339,029 and
  $2,026,381, respectively) ................   $670,232,722       $651,346,855
                                               ============       ============

    The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH GOVERNMENT INCOME FUND

-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

April 30, 1998

NOTE 1

State Street Research Government Income Fund (the "Fund"), is a series of State Street Research Financial Trust (the "Trust"), which was organized as a Massachusetts business trust in November, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in March, 1987. The Trust consists presently of four separate funds: State Street Research Government Income Fund, State Street Research Strategic Portfolios: Moderate, State Street Research Strategic Portfolios: Conservative and State Street Research Strategic Portfolios: Aggressive.

The investment objective of the Fund is to seek high current income. In seeking to achieve its investment objective, the Fund invests primarily in U.S. Government securities.

The Fund offers four classes of shares. Before November 1, 1997, Class C shares were designated Class D and Class S shares were designated Class C. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION

Securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Securities for which there is no such valuation, if any, are valued at their fair value as determined in accordance with established methods consistently applied. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Accretion of discount is computed under the effective yield method. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends are declared daily based upon projected net investment income and paid or reinvested monthly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, if any, within the prescribed time periods. At October 31, 1997, the Fund had a capital loss carryforward of $39,689,487 available, to the extent provided in regulations, to offset future capital gains, if any, of which $18,353,379, $17,196,293 and $4,139,815 expires on October 31, 1998,
2002 and 2004, respectively. The Fund had a capital loss carryforward of $40,525,802 expire on October 31, 1997. In addition, as part of a merger that occurred on May 12, 1995, the Fund acquired from MetLife - State Street Research Government Securities Fund a capital loss carryforward of $5,100,777, of which $3,074,207 and $2,026,570 expires on October 31, 2001 and 2002, respectively. The Fund's use of such capital loss carryforward may be limited under current tax laws.

F. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

G. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. WRITTEN PUT OPTIONS
The Fund may write put options to enhance return and to hedge against unfavorable market conditions. A written put option is a contract in which the option writer grants the option buyer the right to sell back to the writer a designated security at a specified price and time. The premium paid by the buyer is recorded in the Fund's accounts as a liability and subsequently marked to the current market value of the written option resulting in an unrealized gain or loss. Exchange traded written options are valued at the last sale price, or if the sales are reported, the last ask price. If the written option expires unexercised, the Fund will realize a gain in the amount of the premium. If the option is closed, the Fund will recognize a gain or loss based on the difference between the cost of closing the option and the premium. If the option is exercised, the Fund's cost basis of the acquired security will be the exercise price decreased by the premium. The Fund accepts the risk of a decline in value of the underlying security below the exercise price and the risk that an illiquid secondary market will limit the Fund's ability to close the option contract.

I. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At April 30, 1998, the value of the securities loaned and the value of collateral were $66,777,082 and $67,885,188, respectively. During the six months ended April 30, 1998, income from securities lending amounted to $12,334 and is included in interest income.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended April 30, 1998, the fees pursuant to such agreement amounted to $2,147,719.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquires and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended April 30, 1998, the amount of such expenses was $104,498.

The fees of the Trustees not currently affiliated with the Adviser amounted to $21,754 during the six months ended April 30, 1998.

NOTE 3

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund pays annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal services and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended April 30, 1998, fees pursuant to such plan amounted to $641,459, $499,327 and $82,241 for Class A, Class B and Class C shares, respectively.

The Fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of Metropolitan, earned initial sales charges aggregating $26,734 and $135,622, respectively, on sales of Class A shares of the Fund during the six months ended April 30, 1998, and that MetLife Securities, Inc. earned commissions aggregating $140,136 on sales of Class B shares, and that the Distributor collected contingent deferred sales charges aggregating $103,784 and $563 on redemptions of Class B and Class C shares, respectively, during the same period.

NOTE 4

For the six months ended April 30, 1998, purchases and sales of securities, exclusive of short-term obligations, aggregated $448,913,668 and $477,789,869 (including $387,543,306 and $407,664,097 of U.S. Government obligations), respectively.

NOTE 5

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At April 30, 1998, Metropolitan owned 1,373,252 Class S shares of the Fund.

Share transactions were as follows:

                                                                              SIX MONTHS ENDED
                                            YEAR ENDED                         APRIL 30, 1998
                                         OCTOBER 31, 1997                       (UNAUDITED)
                                   -------------------------------      ------------------------------
CLASS A                             SHARES             AMOUNT            SHARES            AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold ..................       1,724,885        $ 21,326,126        1,324,058       $ 16,788,813
Issued in connection with
  acquisition of International
  Fixed Income Fund ..........         122,345           1,514,628               --                 --
Issued upon reinvestment of
  dividends ..................       1,617,477          20,020,535          714,169          9,051,652
Shares repurchased ...........      (8,994,512)       (111,248,439)      (3,569,046)       (45,304,354)
                                    ----------        ------------       ----------       ------------
Net decrease .................      (5,529,805)       $(68,387,150)      (1,530,819)      $(19,463,889)
                                    ==========        ============       ==========       ============

CLASS B                             SHARES             AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ..................       1,428,886        $ 17,617,666        1,247,647       $ 15,790,615
Issued in connection with
  acquisition of International
  Fixed Income Fund ..........         226,623           2,798,800               --                 --
Issued upon reinvestment of
  dividends ..................         289,207           3,569,308          147,600          1,865,993
Shares repurchased ...........      (1,914,285)        (23,580,814)      (1,033,304)       (13,070,414)
                                    ----------        ------------       ----------       ------------
Net increase .................          30,431        $    404,960          361,943       $  4,586,194
                                    ==========        ============       ==========       ============

CLASS C (FORMERLY CLASS D)          SHARES             AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ..................         463,886        $  5,714,578          239,256       $  3,007,144
Issued in connection with
  acquisition of International
  Fixed Income Fund ..........          46,221             571,293               --                 --
Issued upon reinvestment of
  dividends ..................          51,335             634,002           23,217            293,722
Shares repurchased ...........        (436,411)         (5,400,255)        (214,550)        (2,695,939)
                                    ----------        ------------       ----------       ------------
Net increase .................         125,031        $  1,519,618           47,923       $    604,927
                                    ==========        ============       ==========       ============

CLASS S (FORMERLY CLASS C)          SHARES             AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold ..................         211,412        $  2,620,092          128,416       $  1,627,658
Issued in connection with
  acquisition of International
  Fixed Income Fund ..........       1,845,952          22,834,432               --                 --
Issued upon reinvestment of
  dividends ..................          42,472             525,501           25,523            323,329
Shares repurchased ...........        (184,733)         (2,249,070)        (512,277)        (6,481,493)
                                    ----------        ------------       ----------       ------------
Net increase (decrease) ......       1,915,103        $ 23,730,955         (358,338)      $ (4,530,506)
                                    ==========        ============       ==========       ============

STATE STREET RESEARCH GOVERNMENT INCOME FUND

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                          CLASS A
                         -------------------------------------------------------------------------------------------------------
                                                      YEARS ENDED OCTOBER 31                                     SIX MONTHS ENDED
                         --------------------------------------------------------------------------------         APRIL 30, 1998
                                   1993          1994(1)         1995(1)         1996(1)         1997(1)          (UNAUDITED)(1)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)        12.38             12.92             11.68             12.58           12.43             12.65
                                 -----             -----             -----             -----           -----             -----
  Net investment income ($)       0.84              0.81              0.83              0.81            0.80              0.40
  Net realized and
    unrealized gain
    (loss) on
    investments, options,
    forward contracts and
    foreign currency ($)          0.56             (1.26)             0.88             (0.17)           0.22              0.01
                                 -----             -----             -----             -----           -----             -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                  1.40             (0.45)             1.71              0.64            1.02              0.41
                                 -----             -----             -----             -----           -----             -----
  Dividends from net
    investment income ($)        (0.84)            (0.79)            (0.81)            (0.79)          (0.80)            (0.41)
  Distribution from net
    realized gains ($)           (0.02)               --                --                --              --                --
                                 -----             -----             -----             -----           -----             -----
TOTAL DISTRIBUTIONS ($)          (0.86)            (0.79)            (0.81)            (0.79)          (0.80)            (0.41)
                                 -----             -----             -----             -----           -----             -----
NET ASSET VALUE, END OF
  PERIOD ($)                     12.92             11.68             12.58             12.43           12.65             12.65
                                 =====             =====             =====             =====           =====             =====
Total return(3) (%)              11.63             (3.58)            15.07              5.28            8.52              3.25(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)         868,556           638,418           655,045           584,313         524,565           505,084
Ratio of operating
  expenses to average net
  assets (%)                      1.05              1.07              1.10              1.09            1.08              1.08(5)
Ratio of net investment
  income to average net
  assets (%)                      6.59              6.54              6.83              6.50            6.44              6.36(5)
Portfolio turnover rate (%)     103.49            134.41            105.57             88.79          124.95             68.40

                                                                          CLASS B
                         -------------------------------------------------------------------------------------------------------
                                                      YEARS ENDED OCTOBER 31                                     SIX MONTHS ENDED
                         --------------------------------------------------------------------------------         APRIL 30, 1998
                                 1993(2)         1994(1)         1995(1)         1996(1)         1997(1)          (UNAUDITED)(1)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD ($)          12.67             12.91             11.66             12.55           12.40             12.61
                                 -----             -----             -----             -----           -----             -----
  Net investment income ($)       0.30              0.72              0.73              0.71            0.70              0.35
  Net realized and
    unrealized gain
    (loss) on
    investments, options,
    forward contracts and
    foreign currency ($)          0.24             (1.27)             0.87             (0.16)           0.22              0.01
                                 -----             -----             -----             -----           -----             -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                  0.54             (0.55)             1.60              0.55            0.92              0.36
                                 -----             -----             -----             -----           -----             -----
  Dividends from net
    investment income ($)        (0.30)            (0.70)            (0.71)            (0.70)          (0.71)            (0.36)
                                 -----             -----             -----             -----           -----             -----
TOTAL DISTRIBUTIONS ($)          (0.30)            (0.70)            (0.71)            (0.70)          (0.71)            (0.36)
                                 -----             -----             -----             -----           -----             -----
NET ASSET VALUE, END OF
  PERIOD ($)                     12.91             11.66             12.55             12.40           12.61             12.61
                                 =====             =====             =====             =====           =====             =====
Total return(3) (%)               4.32(4)          (4.38)            14.15              4.51            7.66              2.87(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
period ($ thousands)            26,578            52,319            87,908            95,218          97,253           101,787

Ratio of operating
  expenses to average net
  assets (%)                      1.81(5)           1.82              1.85              1.84            1.83              1.83(5)
Ratio of net investment
  income to average net
  assets (%)                      5.67(5)           5.86              6.01              5.75            5.68              5.61(5)
Portfolio turnover rate (%)     103.49            134.41            105.57             88.79          124.95             68.40
--------------------------------------------------------------------------------------------------------------------------------

(1) Per-share figures have been calculated using the average shares method.
(2) June 1, 1993 (commencement of shares class designations) to October 31, 1993.
(3) Does not reflect any front-end or contingent deferred sales charges.
(4) Not annualized.
(5) Annualized.

                                                                 CLASS C (FORMERLY CLASS D)
                         --------------------------------------------------------------------------------------------------------
                                                      YEARS ENDED OCTOBER 31                                     SIX MONTHS ENDED
                         --------------------------------------------------------------------------------         APRIL 30, 1998
                                 1993(2)         1994(1)         1995(1)         1996(1)         1997(1)          (UNAUDITED)(1)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)        12.67             12.91             11.66             12.56           12.41             12.62
                                 -----             -----             -----             -----           -----             -----
  Net investment income ($)       0.30              0.72              0.74              0.71            0.70              0.35
  Net realized and
    unrealized gain
    (loss) on
    investments, options,
    forward contracts and
    foreign currency ($)          0.24             (1.27)             0.87             (0.16)           0.22              0.01
                                 -----             -----             -----             -----           -----             -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                  0.54             (0.55)             1.61              0.55            0.92              0.36
                                 -----             -----             -----             -----           -----             -----
  Dividends from net
    investment income ($)        (0.30)            (0.70)            (0.71)            (0.70)          (0.71)            (0.36)
                                 -----             -----             -----             -----           -----             -----
TOTAL DISTRIBUTIONS ($)          (0.30)            (0.70)            (0.71)            (0.70)          (0.71)            (0.36)
                                 -----             -----             -----             -----           -----             -----
NET ASSET VALUE, END OF
  PERIOD ($)                     12.91             11.66             12.56             12.41           12.62             12.62
                                 =====             =====             =====             =====           =====             =====
Total return(3) (%)               4.32(4)          (4.38)            14.24              4.51            7.65              2.87(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)          12,101            13,425            13,033            14,473          16,301            16,899
Ratio of operating
  expenses to average net
  assets (%)                      1.88(5)           1.82              1.85              1.84            1.83              1.83(5)
Ratio of net investment
  income to average net
  assets (%)                      5.59(5)           5.84              6.08              5.76            5.68              5.61(5)
Portfolio turnover rate (%)     103.49            134.41            105.57             88.79          124.95             68.40

                                                                 CLASS S (FORMERLY CLASS C)
                         --------------------------------------------------------------------------------------------------------
                                                      YEARS ENDED OCTOBER 31                                     SIX MONTHS ENDED
                         --------------------------------------------------------------------------------         APRIL 30, 1998
                                 1993(2)         1994(1)         1995(1)         1996(1)         1997(1)          (UNAUDITED)(1)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)        12.67             12.92             11.67             12.57           12.42             12.64
                                 -----             -----             -----             -----           -----             -----
  Net investment income ($)       0.19              0.84              0.90              0.84            0.80              0.42
  Net realized and
    unrealized gain
    (loss) on
    investments, options,
    forward contracts and
    foreign currency ($)          0.42             (1.27)             0.84             (0.17)           0.25              0.00
                                 -----             -----             -----             -----           -----             -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                  0.61             (0.43)             1.74              0.67            1.05              0.42
                                 -----             -----             -----             -----           -----             -----
  Dividends from net
    investment income ($)        (0.36)            (0.82)            (0.84)            (0.82)          (0.83)            (0.42)
                                 -----             -----             -----             -----           -----             -----
TOTAL DISTRIBUTIONS ($)          (0.36)            (0.82)            (0.84)            (0.82)          (0.83)            (0.42)
                                 -----             -----             -----             -----           -----             -----
NET ASSET VALUE, END OF
  PERIOD ($)                     12.92             11.67             12.57             12.42           12.64             12.64
                                 =====             =====             =====             =====           =====             =====
Total return(3) (%)               4.82(4)          (3.42)            15.37              5.55            8.80              3.38(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
period ($ thousands)                36               203             5,036             7,767          32,115            27,576
Ratio of operating
  expenses to average net
  assets (%)                      0.80(5)           0.82              0.85              0.84            0.82              0.83(5)
Ratio of net investment
  income to average net
  assets (%)                      6.59(5)           8.01              6.79              6.78            6.66              6.61(5)
Portfolio turnover rate (%)     103.49            134.41            105.57             88.79          124.95             68.40
-------------------------------------------------------------------------------------------------------------------------------

(1) Per-share figures have been calculated using the average shares method.
(2) June 1, 1993 (commencement of shares class designations) to October 31, 1993.
(3) Does not reflect any front-end or contingent deferred sales charges.
(4) Not annualized.
(5) Annualized.

STATE STREET RESEARCH GOVERNMENT INCOME FUND

-----------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH FINANCIAL TRUST
-----------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
GOVERNMENT INCOME FUND                     Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company
One Financial Center                       JOHN H. KALLIS                         STEVE A. GARBAN
Boston, MA 02111                           Vice President                         Retired; formerly Senior Vice
                                                                                  President for Finance and
DISTRIBUTOR                                THOMAS A. SHIVELY                      Operations and Treasurer, The
State Street Research                      Vice President                         Pennsylvania State University
Investment Services, Inc.
One Financial Center                       GERARD P. MAUS
Boston, MA 02111                           Treasurer                              MALCOLM T. HOPKINS
                                                                                  Former Vice Chairman of the
SHAREHOLDER SERVICES                       JOSEPH W. CANAVAN                      Board and Chief Financial
State Street Research                      Assistant Treasurer                    Officer, St. Regis Corp.
Service Center
P.O. Box 8408                              DOUGLAS A. ROMICH
Boston, MA 02266-8408                      Assistant Treasurer                    EDWARD M. LAMONT
1-800-562-0032                                                                    Formerly in banking (with an
                                           FRANCIS J. MCNAMARA, III               affiliate of J.P. Morgan & Co.
CUSTODIAN                                  Secretary and General Counsel          in New York); presently engaged
State Street Bank and                                                             in private investments and
Trust Company                              DARMAN A. WING                         civic affairs
225 Franklin Street                        Assistant Secretary and
Boston, MA 02110                           Assistant General Counsel
                                                                                  ROBERT A. LAWRENCE
LEGAL COUNSEL                              AMY L. SIMMONS                         Formerly Partner, Saltonstall & Co.
Goodwin, Procter & Hoar LLP                Assistant Secretary
Exchange Place
Boston, MA 02109                                                                  DEAN O. MORTON
                                                                                  Retired; formerly Executive
                                                                                  Vice President, Chief
                                                                                  Operating Officer and Director,
                                                                                  Hewlett-Packard Company

                                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  The Glen Ellen Company
                                                                                  Vice President,
                                                                                  Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH GOVERNMENT INCOME FUND                -------------------
One Financial Center                                             Bulk Rate
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[LOGO] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Money Market Fund prospectus. When used after June 30, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.


CONTROL NUMBER: 4996-980617(0799)SSR-LD
                                                                    GI-049E-0698

                              STATE STREET RESEARCH

                         ------------------------------
                         STRATEGIC PORTFOLIOS: MODERATE
                         ------------------------------

                         SEMIANNUAL REPORT
                         April 30, 1998

                         ------------------------------
                         WHAT'S INSIDE
                         ------------------------------

                         INVESTMENT UPDATE

                         About the Fund, economy and markets

                         FUND INFORMATION

                         Facts and figures

                         PLUS, COMPLETE PORTFOLIO HOLDINGS
                         AND FINANCIAL STATEMENTS

--------------------
    DALBAR LOGO
--------------------

  For Excellence
        in
Shareholder Service

                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE

-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY
o The U.S. economy experienced solid growth during the last quarter of 1997 and the first quarter of 1998. Inflation was low and the financial markets, in general, were strong. Unemployment fell to a 28-year low. Interest rates had little change, and consumer confidence continued at near- record highs.
o Favorable economic factors have stimulated a boom in the housing market and stronger- than-expected retail sales. Lower energy costs kept inflation in check.
o Although last year's economic crisis in Southeast Asia raised concerns about the U.S. exports and profits at multinational companies, the effects have yet to make a significant impact on corporate profitability in the United States.

THE MARKETS
o The S&P 500, a broad measure of common stock performance, gained 22.50% for the six-month period ended April 30, 1998.(1) Small stocks rebounded from declines following the turmoil in Southeast Asia. Large-capitalization brand-name companies continued to benefit.
o Bonds delivered modest gains during the period. High-yield bonds were among the strongest performers. Mortgage-backed securities held up well, despite concerns that refinancing could become a negative factor in the future.

THE FUND
OVER THE PAST SIX MONTHS
o   For the six months ended April 30, 1998, Class S shares of Strategic
    Portfolios: Moderate returned 10.51%. The Fund fell a little short of the Lipper balanced fund average, which was up 11.46% over the same period.
o The Fund's investments in stocks, 50% of portfolio assets, accounted for its strong performance. Stocks of large- and small-cap growth companies did well, and a lower capital gains rate made growth stocks more attractive.
o International stocks and bonds underperformed at first, then recovered in early 1998.

CURRENT STRATEGY
o No major changes were made to the Fund's asset allocation (shown below) during the period. Generally, the manager is underweighting large-cap stocks and overweighting bonds for their attractive real returns and lower risk profile.
o The Fund is positioned to anticipate continued slow, steady growth in the U.S. with low inflation. Asia is still a question mark for U.S. companies and for the economy, as well. Diversification among value and growth assets, small- and large- cap stocks, and domestic and international sectors should help the Fund deal with the current uncertainty.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

(1) The Standard & Poor's 500 Composite Index (S&P 500) is a market-value weighted index composed of 500 widely held common stocks. The index is unmanaged and does not take transaction charges into account. Direct investment in the index is not possible; results are for illustrative purposes only.

(2) All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends.

(3) "S" shares, offered without a sales charge, are available only through certain employee benefit plans and special programs.

(4) Before November 1, 1997, Class S shares were designated Class C.

April 30, 1998
-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended April 30, 1998, except where noted)
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
FOR PERIODS ENDED 3/31/98(2)(3)(4)
---------------------------------------------------------------------------
                                        LIFE OF FUND
                                       (since 9/28/93)            1 YEAR
---------------------------------------------------------------------------
Class S                                    12.09%                  26.44%
---------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(2)(3)(4)
---------------------------------------------------------------------------
                                        LIFE OF FUND
                                       (since 9/28/93)            1 YEAR
---------------------------------------------------------------------------
Class S                                    12.02%                  24.72%
---------------------------------------------------------------------------
Performance results for the Fund are increased by the voluntary reduction of Fund fees and expenses; without subsidization, performance would have been lower.

ASSEST ALLOCATION
(by percentage of net assets)

          Stocks                    50%
          Cash                       3%
          Bonds                     47%

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE

-------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------
April 30, 1998 (Unaudited)

-------------------------------------------------------------------------------------------------------
                                                                                              VALUE
                                                                               SHARES        (NOTE 1)
-------------------------------------------------------------------------------------------------------
EQUITY SECURITIES 50.2%
BASIC INDUSTRIES 7.7%
CHEMICAL 2.3%
Agrium Inc. ...............................................................     22,800      $   357,675
Cabot Corp. ...............................................................     10,500          377,344
Cambrex Corp. .............................................................      1,050           58,275
Ciba Specialty Chemicals AG* ..............................................        600           72,576
E.I. Du Pont De Nemours & Co. .............................................      1,200           87,375
OM Group Inc.* ............................................................        600           26,587
Thiokol Corp. .............................................................      3,400          183,175
                                                                                            -----------
                                                                                              1,163,007
                                                                                            -----------
DIVERSIFIED 0.9%
Johnson Controls Inc. .....................................................      1,900          112,813
Mark IV Industries Inc. ...................................................     10,500          221,156
Ogden Corp. ...............................................................      3,100           95,325
                                                                                            -----------
                                                                                                429,294
                                                                                            -----------
ELECTRICAL EQUIPMENT 1.1%
Asia Pacific Wire & Cable Corp. Ltd.* .....................................     13,600           81,600
Essex International Inc.* .................................................      1,200           43,050
General Electric Co. ......................................................      3,400          289,425
Sony Corp.* ...............................................................      2,000          166,390
                                                                                            -----------
                                                                                                580,465
                                                                                            -----------
FOREST PRODUCT 0.6%
Abitibi-Consolidated Inc. .................................................     21,800          324,275
                                                                                            -----------
MACHINERY 1.7%
Harsco Corp. ..............................................................        900           41,400
Howmet International Inc.* ................................................     11,100          183,150
ITEQ Inc.* ................................................................      7,300           93,075
Sundstrand Corp. ..........................................................      4,000          276,250
Tyco International Ltd. ...................................................      4,900          267,050
                                                                                            -----------
                                                                                                860,925
                                                                                            -----------
METAL & MINING 0.9%
General Cable Corp.* ......................................................      1,200           54,375
Kennametal Inc. ...........................................................      6,500          346,531
Wyman-Gordon Co.* .........................................................      3,400           68,850
                                                                                            -----------
                                                                                                469,756
                                                                                            -----------
TRUCKERS 0.2%
CNF Transportation Inc. ...................................................      2,800          108,150
                                                                                            -----------
Total Basic Industries ....................................................                   3,935,872
                                                                                            -----------
CONSUMER CYCLICAL 7.7%
AIRLINE 0.3%
Aeroporti Di Roma SPA* ....................................................      9,100          127,406
                                                                                            -----------
AUTOMOTIVE 0.9%
Budget Group Inc. Cl. A* ..................................................        800           26,800
Exide Corp. ...............................................................     10,600          204,713
Gencorp Inc. ..............................................................      3,900          118,706
Midas Inc.* ...............................................................      1,433           27,675
Renault SA* ...............................................................      2,300          106,754
                                                                                            -----------
                                                                                                484,648
                                                                                            -----------
BUILDING 0.0%
Golf Trust of America Inc.* ...............................................        500           16,313
                                                                                            -----------
HOTEL & RESTAURANT 1.1%
CKE Restaurants Inc.* .....................................................        830           28,739
Harrah's Entertainment Inc.* ..............................................      9,900          258,018
Landry Seafood Restaurants Inc.* ..........................................        600           17,100
MGM Grand Inc.* ...........................................................      1,200           40,500
Mirage Resorts Inc.* ......................................................      8,700          191,944
Motels of America Inc.*+ ..................................................         75              750
                                                                                            -----------
                                                                                                537,051
                                                                                            -----------
RECREATION 1.9%
American Radio Systems Corp. Cl. A* .......................................        800           53,050
Chancellor Media Corp. ....................................................      1,700           80,644
Cox Communications Inc. Cl. A* ............................................      2,700          120,487
GTech Holdings Corp.* .....................................................      3,300          118,387
International Game Technology Inc. ........................................      5,600          155,750
Mattel Inc. ...............................................................      3,100          118,769
Panavision Inc.* ..........................................................        200            5,225
Steiner Leisure Ltd.* .....................................................      2,400           75,750
US West Inc.* .............................................................      6,500          245,375
                                                                                            -----------
                                                                                                973,437
                                                                                            -----------
RETAIL TRADE 3.3%
Blyth Industries Inc.* ....................................................        500           18,344
Cendant Corp.* ............................................................      5,700          142,500
CSK Auto Corp.* ...........................................................        400           10,800
Dayton Hudson Corp. .......................................................      1,600          139,700
Hannaford Brothers Co. ....................................................      6,800          302,175
Home Depot Inc. ...........................................................      3,100          215,837
InaCom Corp.* .............................................................      1,100           39,394
Kroger Co.* ...............................................................      4,700          196,812
Proffitts Inc.* ...........................................................      1,850           73,538
Rite Aid Corp. ............................................................      7,700          247,362
Wal-Mart Stores, Inc. .....................................................      4,000          202,250
Wolters Kluwer NV* ........................................................        900          117,841
                                                                                            -----------
                                                                                              1,706,553
                                                                                            -----------
TEXTILE & APPAREL 0.2%
Maxwell Shoe Inc. Cl. A* ..................................................      2,000           35,500
Warnaco Group Inc. Cl. A ..................................................      1,000           42,250
                                                                                            -----------
                                                                                                 77,750
                                                                                            -----------
Total Consumer Cyclical ...................................................                   3,923,158
                                                                                            -----------
CONSUMER STAPLE 10.6%
BUSINESS SERVICE 1.8%
A.C. Nielson Corp.* .......................................................     10,600          296,800
Apollo Group Inc. Cl. A* ..................................................      3,750          128,437
Avis Rent A Car, Inc.* ....................................................        400           10,475
Comverse Technology Inc.* .................................................        920           43,585
Dollar Thrifty Automotive Group, Inc.* ....................................        700           13,213
Hagler Bailly Inc.* .......................................................      1,500           39,750
HBO & Co. .................................................................      3,600          215,325
Maximus Inc.* .............................................................      1,600           50,400
Pameco Corp.* .............................................................      1,000           19,500
Provant Inc.* .............................................................        200            3,725
Shared Medical Systems Corp. ..............................................        100            7,294
Staff Leasing Inc.* .......................................................      1,100           32,175
Vestcom International Inc.* ...............................................      1,100           12,375
Waterlink Inc.* ...........................................................      2,500           34,687
                                                                                            -----------
                                                                                                907,741
                                                                                            -----------
CONTAINER 0.7%
Ball Corp. ................................................................      9,300          359,212
                                                                                            -----------
DRUG 1.6%
Ascent Pediatrics Inc.* ...................................................        800            3,100
Atrix Laboratories Inc.* ..................................................      1,500           27,375
Axogen Ltd. ADR* ..........................................................        700           40,250
Biovail Corp.* ............................................................      3,100          126,712
Bristol-Myers Squibb Co. ..................................................      1,400          148,225
Intelligent Polymers Ltd.* ................................................      2,500           63,438
Kos Pharmaceuticals, Inc.* ................................................      4,400           49,500
Pathogenesis Corp.* .......................................................        600           23,775
Pfizer Inc. ...............................................................      2,000          227,625
Schering-Plough Corp. .....................................................      1,200           96,150
                                                                                            -----------
                                                                                                806,150
                                                                                            -----------
FOOD & BEVERAGE 2.1%
Coca-Cola Co. .............................................................      2,100          159,338
PepsiCo Inc. ..............................................................      2,700          107,156
Sara Lee Corp. ............................................................      3,900          232,294
Spiros Development Corp.* .................................................      3,000           49,875
Warner-Lambert Co. ........................................................      1,400          264,862
Whitman Corp. .............................................................      8,800          172,150
H.J. Heinz Co. ............................................................      1,400           76,300
                                                                                            -----------
                                                                                              1,061,975
                                                                                            -----------
HOSPITAL SUPPLY 1.9%
Aradigm Corp.* ............................................................      1,100           15,950
Aviron Corp.* .............................................................      1,300           32,256
Centennial Healthcare Corp.* ..............................................      1,000           23,750
Guidant Corp. .............................................................      2,100          140,437
Johnson & Johnson .........................................................      1,000           71,375
National Surgery Centers Inc.* ............................................      1,100           31,213
NCS Healthcare Inc. Cl. A* ................................................      1,100           32,313
Quorum Health Group Inc.* .................................................      5,700          183,112
Respironics Inc.* .........................................................      2,850           47,559
Rural/Metro Corp.* ........................................................        400           13,000
Total Renal Care Holdings Inc.* ...........................................      6,600          218,625
U.S. Surgical Corp. .......................................................      3,400          107,100
Xomed Surgical Products Inc.* .............................................      1,700           49,513
                                                                                            -----------
                                                                                                966,203
                                                                                            -----------
PERSONAL CARE 0.2%
Wesley Jessen VisionCare Inc.* ............................................      2,900           89,538
                                                                                            -----------
PRINTING & PUBLISHING 2.2%
A.H. Belo Corp. Cl. A .....................................................        719           38,062
Hollinger International, Inc. Cl. A* ......................................     21,900          339,450
Prosieben Media AG* .......................................................      3,200          164,944
Torstar Corp. Cl. B* ......................................................      5,600          189,937
Valassis Communications Inc. ..............................................      9,800          384,650
                                                                                            -----------
                                                                                              1,117,043
                                                                                            -----------
TOBACCO 0.1%
Dimon Inc. ................................................................      5,800           84,825
                                                                                            -----------
Total Consumer Staple .....................................................                   5,392,687
                                                                                            -----------
ENERGY 2.9%
OIL 2.6%
Abacan Resource Corp.* ....................................................     11,300           14,478
Anadarko Petroleum Corp. ..................................................      1,100           80,575
Arakis Energy Corp.* ......................................................      9,700           16,975
British Petroleum Co. PLC* ................................................      7,500          118,553
Cliffs Drilling Co.* ......................................................        500           24,656
Energy Africa Ltd.* .......................................................     25,900          125,554
ENI SPA ADR ...............................................................      1,800          119,025
Exxon Corp. ...............................................................      1,600          116,700
KCS Energy Inc. ...........................................................      2,000           31,000
Maxx Petroleum Ltd.* ......................................................      6,800            8,500
Oryx Energy Co. ...........................................................      7,600          198,550
PTT Exploration & Production Public Co. Ltd.* .............................      7,500           79,172
Seagull Energy Corp.* .....................................................     10,112          172,536
Seven Seas Petroleum Inc.* ................................................      1,300           27,300
Total SA Cl. B ADR ........................................................      3,600          211,500
                                                                                            -----------
                                                                                              1,345,074
                                                                                            -----------
OIL SERVICE 0.3%
Schlumberger Ltd. .........................................................      1,100           91,162
UTI Energy Corp.* .........................................................      1,500           26,063
Willbros Group Inc.* ......................................................      1,100           18,288
                                                                                            -----------
                                                                                                135,513
                                                                                            -----------
Total Energy ..............................................................                   1,480,587
                                                                                            -----------
FINANCE 7.3%
BANK 2.8%
Banc One Corp. ............................................................      3,330          195,846
BankAmerica Corp.+ ........................................................      2,300          195,500
Canadian Imperial Bank of Commerce ........................................      7,500          265,781
Chase Manhattan Corp. .....................................................      1,200          166,275
Commercial Federal Corp. ..................................................        350           12,688
Fleet Financial Group Inc. ................................................      1,700          146,837
Golden State Bancorp Inc. .................................................      1,000           39,000
National Bank of Canada ...................................................     13,300          274,380
U.S. Bancorp ..............................................................      1,300          165,100
                                                                                            -----------
                                                                                              1,461,407
                                                                                            -----------
FINANCIAL SERVICE 0.6%
CMAC Investment Corp. .....................................................        700           45,194
Contifinancial Corp.* .....................................................        900           29,025
CRIIMI MAE Inc.* ..........................................................        900           13,444
Federal National Mortgage Association .....................................      1,400           83,825
First Industrial Realty Trust Inc. ........................................        500           16,250
FirstPlus Financial Group Inc.* ...........................................        900           43,650
Global-Tech Appliances Inc.* ..............................................      1,000           19,625
INMC Mortgage Holdings Inc. ...............................................      1,500           36,375
Liberty Property Trust ....................................................        500           12,781
                                                                                            -----------
                                                                                                300,169
                                                                                            -----------
INSURANCE 3.9%
Ace Ltd. ..................................................................     17,600          666,600
AMBAC Inc. ................................................................      6,000          340,125
Capital Re Corp.* .........................................................        300           22,144
HCC Insurance Holdings Inc.* ..............................................      1,900           41,325
Mid Ocean Ltd. ............................................................      4,500          339,187
Mutual Risk Management Ltd. ...............................................      1,832           62,059
Transamerica Corp. ........................................................        500           58,131
Travelers Group Inc. ......................................................      2,800          171,325
UNUM Corp. ................................................................      5,100          274,125
                                                                                            -----------
                                                                                              1,975,021
                                                                                            -----------
Total Finance .............................................................                   3,736,597
                                                                                            -----------

SCIENCE & TECHNOLOGY 8.9%
COMPUTER SOFTWARE & SERVICE 4.0%
Check Point Software Technologies Ltd.* ...................................      1,000           29,375
Cisco Systems Inc.* .......................................................      4,750          347,937
Complete Business Solutions Inc.* .........................................      1,000           34,187
Diamond Multimedia Systems Inc.* ..........................................      1,400           16,275
Duane Reade Inc.* .........................................................        200            4,750
EMC Corp.* ................................................................      2,200          101,475
Industir-Matematik International Corp.* ...................................      1,000           22,250
Mapics Inc.* ..............................................................      3,000           53,250
Mastech Corp.* ............................................................      2,400           63,600
Microsoft Corp.* ..........................................................      2,200          198,275
Nintendo Co. Ltd.* ........................................................      2,500          229,334
Sema Group PLC* ...........................................................      5,800          209,847
Sonic Foundry Inc.* .......................................................        100              688
STB Systems Inc.* .........................................................        800           11,450
Summitt Design Inc.* ......................................................      1,000           15,438
Transition Systems Inc.* ..................................................      2,000           45,000
TT Tieto Oy Cl. B* ........................................................      1,300          238,681
Veritas Software Co.* .....................................................        600           32,850
Walker Interactive Systems, Inc.* .........................................      2,200           40,287
Wang Laboratories Inc.* ...................................................      1,100           29,700
WM Data AB Cl. B* .........................................................      8,200          246,784
Xylan Corp.* ..............................................................      1,500           42,703
                                                                                            -----------
                                                                                              2,014,136
                                                                                            -----------
ELECTRONIC COMPONENTS 1.8%
ATMI Inc.* ................................................................        400           11,150
Lernout & Hauspie Speech Products NV ADR* .................................      7,800          497,250
Remec Inc.* ...............................................................      3,750           93,281
RF Micro Devices Inc.* ....................................................      2,400           38,400
Rohm Co.* .................................................................      1,000          112,891
Texas Instruments Inc. ....................................................      2,800          179,375
                                                                                            -----------
                                                                                                932,347
                                                                                            -----------
ELECTRONIC EQUIPMENT 2.0%
Aeroflex Inc.* ............................................................      6,900           94,012
Applied Micro Circuits Corp.* .............................................        800           22,100
Chicago Miniature Lamp, Inc.* .............................................      5,150          197,631
Digital Microwave Corp.* ..................................................      2,280           25,935
L.M. Ericsson Telephone Co. Cl. B* ........................................      5,000          263,498
Lucent Technologies Inc. ..................................................      4,000          304,500
Spectrian Corp.* ..........................................................      1,000           17,125
Teradyne Inc.* ............................................................      2,400           87,600
                                                                                            -----------
                                                                                              1,012,401
                                                                                            -----------
OFFICE EQUIPMENT 1.1%
Unisys Corp. ..............................................................     14,500          325,344
Xerox Corp. ...............................................................      2,100          238,350
                                                                                            -----------
                                                                                                563,694
                                                                                            -----------
Total Science & Technology ................................................                   4,522,578
                                                                                            -----------
UTILITY 5.1%
ELECTRIC 1.7%
Allegheny Energy Inc.* ....................................................      1,600           49,000
Edison International Inc. .................................................      7,100          211,669
Illinova Corp. ............................................................      1,800           55,013
OGE Energy Corp. ..........................................................      3,900          214,256
Pinnacle West Capital Corp. ...............................................      5,600          247,800
Western Resources Inc. ....................................................      2,800          109,375
                                                                                            -----------
                                                                                                887,113
                                                                                            -----------
NATURAL GAS 0.8%
Calpine Corp.* ............................................................      1,300           23,481
TransTexas Gas Corp.* .....................................................      4,500           53,156
Williams Companies Inc. ...................................................     11,187          353,789
                                                                                            -----------
                                                                                                430,426
                                                                                            -----------
TELEPHONE 2.6%
AirTouch Communications Inc.* .............................................      2,600          138,125
Brio Technology Inc.* .....................................................        100            1,100
Clearnet Communications Inc. Wts.* ........................................        495            5,198
GPU Inc. ..................................................................      3,700          146,612
Hussmann International Inc.* ..............................................      4,300           74,712
Keebler Foods Co.* ........................................................      1,600           45,600
Lexmark International Group Inc. Cl. A* ...................................      2,000          115,750
Mobius Management Systems Inc.* ...........................................        100            1,850
Montana Power Co. .........................................................      1,700           63,219
Nokia AB Oy Cl. K* ........................................................      1,400           93,049
Nova Corp.* ...............................................................        800           27,200
ONIX Systems Inc.* ........................................................      1,900           27,313
Radiant Systems Inc.* .....................................................      3,800           85,500
T & W Financial Corp.* ....................................................      2,600           74,100
Telecom Italia SPA* .......................................................     18,700          139,879
US LEC Corp. Cl. A* .......................................................        300            7,275
Waddell & Reed Financial Inc. Cl. A* ......................................        500           12,375
WorldCom Inc.* ............................................................      5,800          248,131
                                                                                            -----------
                                                                                              1,306,988
                                                                                            -----------
Total Utility ..................................................................              2,624,527
                                                                                            -----------
Total Equity Securities (Cost $19,979,023) .....................................             25,616,006
                                                                                            -----------

-------------------------------------------------------------------------------------------------------
                                                            Principal        Maturity          Value
                                                              Amount           Date           (Note 1)
-------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES 46.8%
U.S. TREASURY 12.8%
U.S. Treasury Bond, 12.00% ...........................      $  400,000       8/15/2013          586,188
U.S. Treasury Bond, 8.75% ............................       1,050,000       5/15/2017        1,372,056
U.S. Treasury Bond, 8.50% ............................         550,000       2/15/2020          712,338
U.S. Treasury Bond, 8.125% ...........................         675,000       8/15/2021          848,286
U.S. Treasury Bond, 6.875% ...........................         200,000       8/15/2025          222,282
U.S. Treasury Bond, 6.625% ...........................         150,000       2/15/2027          162,351
U.S. Treasury Note, 5.625% ...........................         200,000      10/31/1999          200,062
U.S. Treasury Note, 7.875% ...........................         575,000      11/15/2004          641,217
U.S. Treasury Note, 7.50% ............................         200,000       2/15/2005          219,562
U.S. Treasury TIPS, 3.625% ...........................         100,207       1/15/2008           99,111
U.S. Treasury TIPS, 3.625% ...........................         100,093       4/15/2028           99,467
U.S. Treasury STRIPS, 0.00% ..........................         525,000      11/15/2001          430,757
U.S. Treasury STRIPS, 0.00% ..........................         850,000       5/15/2003          641,002
U.S. Treasury STRIPS, 0.00% ..........................         500,000       5/15/2007          296,520
                                                                                            -----------
                                                                                              6,531,199
                                                                                            -----------
U.S. AGENCY MORTGAGE 9.1%
Federal Home Loan Mortgage Corp., 7.00% ..............         284,686      12/01/2024          288,777
Federal Home Loan Mortgage Corp., 7.50% ..............         504,320       2/01/2027          517,084
Federal Home Loan Mortgage Corp. TBA, 6.00% ..........         550,000       5/18/2013          542,781
Federal Home Loan Mortgage Corp. TBA, 7.00% ..........         325,000       5/18/2013          331,094
Federal National Mortgage Association, 9.50% .........         127,006      10/01/2003          132,393
Federal National Mortgage Association, 7.00% .........         137,883      12/01/2007          141,272
Federal National Mortgage Association, 8.00% .........         162,518       4/01/2008          169,934
Federal National Mortgage Association, 7.00% .........         209,231      10/01/2025          211,518
Federal National Mortgage Association REMIC Series
  1993-102H, 6.80% ...................................         100,000       9/25/2022          101,718
Federal National Mortgage Association TBA, 6.50% .....         600,000       5/13/2028          593,819
Federal National Mortgage Association TBA, 7.00% .....         400,000       5/13/2028          404,375
Government National Mortgage Association, 6.50% ......          91,669       2/15/2009           92,671
Government National Mortgage Association, 6.50% ......         200,566       5/15/2009          202,758
Government National Mortgage Association, 8.00% ......          38,818       9/15/2017           40,880
Government National Mortgage Association, 6.50% ......          78,931      12/15/2023           78,536
Government National Mortgage Association, 6.50% ......         263,553       7/15/2024          262,285
Government National Mortgage Association, 7.00% ......         127,091       1/15/2025          128,957
Government National Mortgage Association, 7.50% ......         275,554      11/15/2025          283,129
Government National Mortgage Association, 7.50% ......         122,202       4/15/2026          125,523
                                                                                            -----------
                                                                                              4,649,504
                                                                                            -----------
CANADIAN-YANKEE 1.4%
British Aerospace Finance Inc. Note, 7.50%+                    100,000       7/01/2027          108,059
Petroliam Nasional BHD Note, 6.875%+ .................         125,000       7/01/2003          119,207
Petroliam Nasional BHD Note, 7.125%+ .................         100,000       8/15/2005           94,295
Province of Quebec Deb., 7.125% ......................          50,000       2/09/2024           52,235
Southern Investments PLC Sr. Note, 6.80% .............         150,000      12/01/2006          152,798
Trans-Canada Pipelines Ltd. Note, 6.43% ..............         100,000       3/15/2004          100,636
Woodside Finance Ltd. Note, 6.60%+ ...................         100,000       4/15/2008           98,350
                                                                                            -----------
                                                                                                725,580
                                                                                            -----------
FOREIGN GOVERNMENT 2.8%
                                                     Australian Dollar
Commonwealth of Australia, 8.75% .....................         350,000       8/15/2008          278,123
                                                    New Zealand Dollar
Government of New Zealand, 10.00% ....................         150,000       3/15/2002           90,419
Government of New Zealand, 8.00% .....................         650,000      11/15/2006          385,394
                                                        Pound Sterling
United Kingdom Treasury, 8.50% .......................         350,000      12/07/2005          677,103
                                                                                            -----------
                                                                                              1,431,039
                                                                                            -----------
FINANCE/MORTGAGE 12.8%
Advanta Credit Card Master Trust Series 95F-A1, 6.05%        $  75,000       8/01/2003           75,070
AFC Capital Trust Note, 8.21% ........................         275,000       2/03/2027          307,783
Allbritton Communications Co. Sr. Sub. Deb., 9.75% ...         250,000      11/30/2007          262,500
American Express Credit Account Master Trust Series
  97-1A, 6.40% .......................................          75,000       4/15/2005           76,101
Amresco Commercial Mortgage Funding Corp. Series 1997-
  A1, 6.73% ..........................................         120,848       6/17/2029          122,661
Arcadia Automobile Trust 97-C A5, 6.55% ..............         100,000       6/15/2005          101,574
Associates Corp. of North America, 6.45% .............         100,000      10/15/2001          100,817
Associates Corp. of North America, 6.50% .............         200,000       8/15/2002          201,930
AT&T Universal Card Master Trust Series 95-2A, 5.95% .         200,000      10/17/2002          200,250
Bank of New York Institutional Capital Trust, 7.78%+ .         250,000      12/01/2026          256,975
Capital One Bank Sr. Note, 7.08% .....................         150,000      10/30/2001          153,555
Chase Manhattan Master Trust 96-3A, 7.04% ............         175,000       2/15/2005          180,031
CIT Group Holdings Inc. Note, 6.20% ..................         200,000      10/20/2000          200,714
Citibank Credit Card Master Trust 1998-1-A, 5.75% ....          75,000       1/15/2003           74,555
Commercial Credit Group Inc. Note, 6.45% .............         200,000       7/01/2002          201,378
Countrywide Funding Corp. Note, 6.58% ................         150,000       9/21/2001          151,260
Countrywide Funding Corp. Note, 6.46% ................         225,000       2/10/2003          225,457
Countrywide Mortgage Inc. Series 1994-2 A-7, 6.50% ...          51,459       4/25/2008           51,314
CS First Boston Mortgage Securities Corp. Note 97-C2
  A2, 6.52% ..........................................         200,000       7/17/2007          201,187
CS First Boston Mortgage Securities Corp. Note 96-2
  A2, 6.32% ..........................................         100,000       3/25/2005           99,664
DMARC Corp. 98-C1-A2, 6.54% ..........................         150,000       6/15/2031          153,375
DMARC Corp. 98-1 A1, 6.22% ...........................         149,400       6/15/2031          151,081
First Union Lehman Brothers Commercial 97-C2 A2, 6.60%         100,000      11/18/2029          100,750
Ford Credit Auto Loan Master Trust Series 95-1, 6.50%          200,000       8/15/2002          201,874
Ford Credit Auto Owner Trust Series 1997B-A3, 6.05% ..          75,000       4/15/2001           75,328
GE Global Insurance Holding Corp. Note, 7.00% ........         200,000       2/15/2026          208,334
GMAC Commercial Mortgage Security Inc. 97-C2-A, 6.45%           98,476      12/15/2004           99,399
Household Finance Co. Sr. Note, 6.75% ................         100,000       6/01/2000          101,263
IBM Credit Corp. Note, 5.79% .........................         200,000       3/20/2000          199,494
International Lease Finance Corp. Note, 6.50% ........         200,000       7/01/2001          202,076
MBNA Corp. Sr. Note, 6.875% ..........................         100,000      11/15/2002          101,526
Morgan Stanley Capital Inc. 98-A1, 6.19% .............          99,493       1/15/2007          101,428
Morgan Stanley Capital Inc. Series 1997-WF1-A1, 6.83%+          94,219      10/15/2006           96,280
NationsBank Credit Card Master Trust Series 1995-1A,
  6.45% ..............................................         150,000       4/15/2003          151,687
Prime Credit Card Master Trust Series 1995-1A, 6.75% .         125,000      11/15/2005          127,656
Prime Credit Card Master Trust Series 1996-1A, 6.70% .         100,000       7/15/2004          101,781
Prudential Home Mortgage Securities Co. Series 93-29
  A-6 PAC, 6.75% .....................................          46,888       8/25/2008           47,049
Railcar Leasing LLC 1997-1 A1, 6.75%+ ................         153,976       7/15/2006          156,041
Sears Credit Account Master Trust Series 1995-2A, 8.10%        100,000       6/15/2004          102,968
Sears Credit Account Master Trust Series 1997-1A, 6.20%        100,000       7/16/2007          100,680
Structured Asset Securities Corp. Series
  97-LL1-A1, 6.79% ...................................         197,805       6/12/2004          202,441
World Omni Automobile Lease Trust 97-B A3, 6.18% .....         200,000      11/25/2003          200,859
World Omni Inc. Note 98-1 A4, 6.07% ..................         100,000       2/15/2002           99,938
Zurich Capital Trust Note, 8.38%+ ....................         200,000       6/01/2037          217,782
                                                                                            -----------
                                                                                              6,545,866
                                                                                            -----------
TRUST CERTIFICATES 0.3%
Cooperative Utility Trust Certificates, 10.70% .......      $  125,000       9/15/2017      $   131,300
                                                                                            -----------
CORPORATE 7.6%
Ameristar Casinos Inc. Sr. Sub. Note, 10.50%+ ........         100,000       8/01/2004          106,250
Archibald Candy Corp. Sr. Sec. Note, 10.25% ..........         250,000       7/01/2004          268,750
Chevron Corp. Profit Sharing Note, 8.11% .............          92,000      12/01/2004           98,301
Columbia/HCA Healthcare Corp. Deb., 7.50% ............         100,000      12/15/2023           93,496
Columbia/HCA Healthcare Corp. Note, 6.50% ............         200,000       3/15/1999          197,560
Columbia/HCA Healthcare Corp. Note, 7.69% ............         100,000       6/15/2025           95,481
Edison Mission Energy Funding Corp. Series A Note,
  6.77%+ .............................................         187,133       9/15/2003          189,361
Empire Gas Corp. Sr. Sec. Note, 7.00% to 7/14/99,
  12.875% from 7/15/99 to maturity ...................         250,000       7/15/2004          230,000
Envirosource Inc. Note, 9.75% ........................         125,000       6/15/2003          127,500
First Wave Marine Inc. Sr. Note, 11.00% ..............         150,000       2/01/2008          157,500
Fort James Corp. Note, 6.23% .........................          75,000       3/15/2001           74,954
Fort James Corp. Sr. Note, 6.625% ....................         200,000       9/15/2004          199,954
French Fragrances Inc. Series B Sr. Note, 10.375% ....         100,000       5/15/2007          105,500
International Shipholding Corp. Sr. Note Series B,
  7.75% ..............................................         250,000      10/15/2007          244,687
J.B. Poindexter Inc. Sr. Note, 12.50% ................          50,000       5/15/2004           51,625
Johnstown America Industries Inc. Sr. Sub. Note Series
  C, 11.75% ..........................................         125,000       8/15/2005          139,375
LB Commercial Conduit Mortgage Trust 98-C1 A1, 6.33% .          98,756      11/18/2004           97,769
Microcell Telecommunications Sr. Note Series B, 0.00%
  to 10/14/2002, 11.125% from 10/15/2002 to maturity .         250,000      10/15/2007          113,640
New York State Power Authority Revenue Bonds Series D,
  6.17% ..............................................         150,000       2/15/2001          149,793
News America Holdings Inc., 7.375% ...................         125,000      10/17/2008          129,348
Norcal Waste Systems Inc. Series B Sr. Note, 13.50% ..         200,000      11/15/2005          234,000
Owens-Illinois Inc. Sr. Note, 8.10% ..................         150,000       5/15/2007          159,053
Pool Energy Services Co., 8.625%+ ....................         150,000       4/01/2008          150,000
Sitel Corp. Sr. Sub. Note, 9.25%+ ....................         150,000       3/15/2006          153,750
Spanish Broadcasting Systems Inc. Sr. Note, 12.50% ...         100,000       6/15/2002          115,000
Sun Media Corp. Sr. Sub. Note, 9.50% .................          65,000       2/15/2007           69,550
Viatel Inc. Sr. Note Series A 11.25%+ ................          50,000       4/15/2008           53,000
Wisconsin Central Transportation Corp. Note, 6.625% ..         100,000       4/15/2008           98,893
                                                                                            -----------
                                                                                              3,904,090
                                                                                            -----------
Total Fixed Income Securities (Cost $23,607,627) .....                                       23,918,578
                                                                                            -----------
COMMERCIAL PAPER 6.8%
Beneficial Corp., 5.53% ..............................    $  1,849,000       5/04/1998      $ 1,849,000
Ford Motor Credit Co., 5.46% .........................         957,000       5/01/1998          957,000
General Electric Capital Corp., 5.50% ................         688,000       5/05/1998          688,000
                                                                                            -----------
Total Commercial Paper (Cost $3,494,000)                                                      3,494,000
                                                                                            -----------
-------------------------------------------------------------------------------------------------------
                                                                                Shares
-------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS 20.8%
Navigator Securities Lending Prime Portfolio ...............................  10,629,341     10,629,341
                                                                                            -----------
Total Short-Term Investments (Cost $10,629,341) ............................                 10,629,341
                                                                                            -----------
Total Investments (Cost $57,709,991) 124.6% ................................                 63,657,925
Other Assets, Less Liabilities - (24.6%) ...................................                (12,571,181)
                                                                                            -----------

Net Assets - 100.0% ........................................................                $51,086,744
                                                                                            ===========

Federal Income Tax Information:

At April 30, 1998, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $57,761,318 was as follows:
Aggregate gross unrealized appreciation for all investments in which there
  is an excess of value over tax cost ......................................                $ 6,505,899
Aggregate gross unrealized depreciation for all investments in which there
  is an excess of tax cost over value ......................................                   (609,292)
                                                                                            -----------
                                                                                            $ 5,896,607
                                                                                            ===========

------------------------------------------------------------------------------------------

ADR Stands for American Depositary Receipt, representing ownership of foreign securities.

TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized and may vary by no more than 1%.

  * Nonincome-producing securities.

  + Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The total cost and market value of
    Rule 144A securities owned at April 30, 1998 were $1,900,678 and $1,995,600 (3.91% of net assets), respectively.

Forward currency exchange contracts outstanding at April 30, 1998, are as follows:

                                                                               UNREALIZED
                                                                 CONTRACT     APPRECIATION    DELIVERY
                                                TOTAL VALUE        PRICE     (DEPRECIATION)     DATE
------------------------------------------------------------------------------------------------------
Sell Australian dollars, Buy U.S. dollars         115,000 AUD     .68109 AUD     $  3,262      6/10/98
Sell Australian dollars, Buy U.S. dollars         405,000 AUD     .66880 AUD        6,510      6/10/98
Sell Australian dollars, Buy U.S. dollars          62,000 AUD     .67830 AUD        1,606      5/13/98
Buy Australian dollars, Sell U.S. dollars          62,000 AUD     .66950 AUD      (1,061)      5/13/98
Buy Australian dollars, Sell U.S. dollars         340,000 AUD     .66125 AUD      (2,898)      6/10/98
Sell Australian dollars, Buy U.S. dollars         240,000 AUD     .65110 AUD        (539)      7/23/98
Sell British pounds, Buy U.S. dollars             335,000 GBP    1.67265 GBP        2,199      7/23/98
Sell British pounds, Buy U.S. dollars              65,000 GBP    1.67000 GBP          254      7/23/98
Sell Canadian dollars, Buy U.S. dollars           160,000 CAD     .70033 CAD         (32)      7/23/98
Sell Japanese yen, Buy U.S. dollars            54,400,000 JPY     .00824 JPY       31,232      8/11/98
Sell New Zealand dollars, Buy U.S. dollars        450,000 NZD     .55600 NZD        2,026      7/23/98
Sell New Zealand dollars, Buy U.S. dollars        430,000 NZD     .55570 NZD        1,807      7/23/98
                                                                                 --------
                                                                                 $ 44,366
                                                                                 ========
The accompanying notes are an integral part of the financial statements

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------

April 30, 1998 (Unaudited)

ASSETS
Investments, at value (Cost $57,709,991) (Note 1) .............      $63,657,925
Receivable for securities sold ................................          552,643
Interest and dividends receivable .............................          350,606
Receivable from Distributor (Note 3) ..........................           50,597
Receivable for open forward contracts .........................           48,896
Receivable for fund shares sold ...............................           38,864
Deferred organization costs and other assets (Note 1)                     25,560
                                                                     -----------
                                                                      64,725,091
LIABILITIES
Payable for collateral received on securities loaned ..........       10,629,341
Payable for securities purchased ..............................        2,645,607
Payable for fund shares redeemed ..............................          130,737
Accrued transfer agent and shareholder services (Note 2) ......           99,723
Accrued management fee (Note 2) ...............................           52,578
Payable to custodian ..........................................           28,899
Accrued trustees' fees (Note 2) ...............................            8,618
Payable for open forward contracts ............................            4,530
Other accrued expenses ........................................           38,314
                                                                     -----------
                                                                      13,638,347
                                                                     -----------
NET ASSETS                                                           $51,086,744
                                                                     ===========
Net Assets consist of:
  Undistributed net investment income .........................      $   262,841
  Unrealized appreciation of investments ......................        5,947,934
  Unrealized appreciation of forward contracts and
    foreign currency ..........................................           43,731
  Accumulated net realized gain ...............................        2,829,015
  Paid-in capital .............................................       42,003,223
                                                                     -----------
                                                                     $51,086,744
                                                                     ===========
Net Asset Value, offering price and redemption price
  per share of Class S shares
  ($51,086,744 / 4,355,647 shares) ............................           $11.73
                                                                          ======
The accompanying notes are an integral part of the financial statements

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------

For the six months ended April 30, 1998 (Unaudited)

INVESTMENT INCOME
Interest, net of foreign taxes of $362 (Note 1) ...............      $  916,365
Dividends, net of foreign taxes of $3,360 .....................         128,476
                                                                     ----------
                                                                      1,044,841
EXPENSES
Management fee (Note 2) .......................................         167,730
Transfer agent and shareholder services (Note 2) ..............          99,723
Custodian fee .................................................          67,097
Reports to shareholders .......................................          24,315
Registration fees .............................................          17,000
Audit fee .....................................................          11,946
Trustees' fees (Note 2) .......................................           9,397
Amortization of organization costs (Note 1) ...................           8,250
Miscellaneous .................................................           1,011
                                                                     ----------
                                                                        406,469
Expenses borne by the Distributor (Note 3) ....................        (148,423)
                                                                     ----------
                                                                        258,046
                                                                     ----------
Net investment income .........................................         786,795
                                                                     ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
  FOREIGN CURRENCY AND FORWARD CONTRACTS
Net realized gain on investments (Notes 1 and 4) ..............       2,774,759
Net realized gain on forward contracts and foreign
  currency (Note 1) ...........................................         102,811
                                                                     ----------
  Total net realized gain .....................................       2,877,570
                                                                     ----------
Net unrealized appreciation of investments ....................       1,424,832
Net unrealized appreciation of forward contracts and
  foreign currency ............................................          37,253
                                                                     ----------
  Total net unrealized appreciation ...........................       1,462,085
                                                                     ----------
Net gain on investments, foreign currency and forward contracts       4,339,655
                                                                     ----------
Net increase in net assets resulting from operations ..........      $5,126,450
                                                                     ==========

The accompanying notes are an integral part of the financial statements

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED
                                             YEAR ENDED          APRIL 30, 1998
                                          OCTOBER 31, 1997        (UNAUDITED)
--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ....................   $ 1,470,707            $   786,795
Net realized gain on investments,
  foreign currency and forward
  contracts ..............................     5,688,492              2,877,570
Net unrealized appreciation of
  investments, foreign currency and
  forward contracts ......................       728,722              1,462,085
                                             -----------            -----------
Net increase resulting from operations ...     7,887,921              5,126,450
                                             -----------            -----------
Dividends from net investment income --
  Class S ................................    (1,636,395)              (973,191)
                                             -----------            -----------
Distributions from net realized gains
  -- Class S .............................    (2,787,815)            (5,543,465)
                                             -----------            -----------
Class S share transactions (Note 6):
  Proceeds from sale of shares ...........    10,637,538              3,952,736
  Net asset value of shares issued in
    payment of:
    Dividends from net investment
      income .............................     1,010,909                625,097
    Distributions from net realized
      gains ..............................     2,787,811              5,543,456
  Cost of shares repurchased .............    (9,391,187)           (11,141,972)
                                             -----------            -----------
Net increase (decrease) from fund share
  transactions ...........................     5,045,071             (1,020,683)
                                             -----------            -----------
Total increase (decrease) in net assets        8,508,782             (2,410,889)
NET ASSETS
Beginning of period ......................    44,988,851             53,497,633
                                             -----------            -----------
End of period (including undistributed net
  investment income of $499,237 and
  $262,841, respectively) ................   $53,497,633            $51,086,744
                                             ===========            ===========
Number of Class S shares:
  Sold ...................................       930,934                343,493
  Issued upon reinvestment of:
    Dividends from net investment
      income .............................        90,518                 57,139
    Distributions from net realized
      gains ..............................       258,131                520,024
  Repurchased ............................      (837,303)              (993,952)
                                             -----------            -----------
  Net increase (decrease) in fund
    shares ...............................       442,280                (73,296)
                                             ===========            ===========

The accompanying notes are an integral part of the financial statements

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE

-------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
April 30, 1998

NOTE 1

State Street Research Strategic Portfolios: Moderate (the "Fund"), is a series of State Street Research Financial Trust (the "Trust"), which was organized as a Massachusetts business trust in November, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in September, 1993. The Trust consists presently of four separate funds: State Street Research Strategic Portfolios: Moderate, State Street Research Government Income Fund, State Street Research Strategic Portfolios: Conservative and State Street Research Strategic Portfolios: Aggressive.

The investment objective of the Fund is to provide both current income and capital appreciation, consistent with the preservation of capital and reasonable investment risk.

The Fund is authorized to issue four classes of shares. Before November 1, 1997, Class S shares were designated Class C. Only Class S shares are presently available for purchase. Class A, Class B and Class C shares are not being offered at this time. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accured on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. DEFERRED ORGANIZATION COSTS
Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currency. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to- market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

H. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

I. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At April 30, 1998, the value of the securities loaned and the value of collateral were $10,439,091 and $10,629,341, respectively. During the six months ended April 30, 1998, income from securities lending amounted to $706 and is included in interest income.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended April 30, 1998, the fees pursuant to such agreement amounted to $167,730.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended April 30, 1998, the amount of such expenses was $85,223.

The fees of the Trustees not currently affiliated with the Adviser amounted to $9,397 during the six months ended April 30, 1998.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended April 30, 1998, the amount of such expenses assumed by the Distributor and its affiliates was $148,423.

NOTE 4

For the six months ended April 30, 1998, purchases and sales of securities, exclusive of short-term obligations, aggregated $14,949,161 and $19,505,381 (including $14,619,009 and $15,780,064 of U.S. Government obligations), respectively.

NOTE 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund will pay annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund will pay annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share.

At April 30, 1998, Metropolitan owned 1,704,109 Class S shares of the Fund.

--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------

For a Class S share (formerly Class C) outstanding throughout each period:

                                                         YEARS ENDED OCTOBER 31                                  SIX MONTHS ENDED
                             ----------------------------------------------------------------------------         APRIL 30, 1998
                                  1993(2)           1994            1995(1)           1996(1)         1997(1)     (UNAUDITED)(1)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD ($)         9.55              9.57              9.18             10.26           11.28             12.08
                                  ----              ----             -----             -----           -----             -----
  Net investment income ($)*      0.02              0.28              0.36              0.35            0.35              0.17
  Net realized and
    unrealized gain
    (loss) on
    investments, foreign
    currency and forward
    contracts ($)                 0.00             (0.45)             1.01              1.07            1.53              0.95
                                  ----              ----             -----             -----           -----             -----
TOTAL FROM INVESTMENT
  OPERATIONS ($)                  0.02             (0.17)             1.37              1.42            1.88              1.12
                                  ----              ----             -----             -----           -----             -----
  Dividends from net
    investment income ($)           --             (0.22)            (0.29)            (0.40)          (0.39)            (0.22)
  Distributions from net
    realized gains ($)              --                --                --                --           (0.69)            (1.25)
                                  ----              ----             -----             -----           -----             -----
TOTAL DISTRIBUTIONS ($)             --             (0.22)            (0.29)            (0.40)          (1.08)            (1.47)
                                  ----              ----             -----             -----           -----             -----
NET ASSET VALUE, END OF
  PERIOD ($)                      9.57              9.18             10.26             11.28           12.08             11.73
                                  ====              ====             =====             =====           =====             =====
Total return(3) (%)               0.21          (4)(1.81)            15.24             14.08           17.83             10.51(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets at end of
  period ($ thousands)          25,040            28,494            39,821            44,989          53,498            51,087
Ratio of operating
  expenses to average net
  assets (%)*                     1.00(5)           1.00              1.00              1.00            1.00              1.00(5)
Ratio of net investment
  income to average net
  assets (%)*                     2.32(5)           3.05              3.68              3.23            3.03              3.05(5)
Portfolio turnover rate (%)       0.00            142.86            120.62            127.59          136.17             39.22
* Reflects voluntary
  assumption of fees or
  expenses per share in
  each period (Note 3) ($)        0.00              0.05              0.07              0.05            0.07              0.03

---------------------------------------------------------------------------------------------------------------------------------
(1) Per-share figures have been calculated using the average shares method.
(2) September 28, 1993 (commencement of operations) to October 31, 1993.
(3) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(4) Not annualized.
(5) Annualized.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE

-------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH FINANCIAL TRUST
-------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
STRATEGIC PORTFOLIOS: MODERATE             Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company
One Financial Center                       JOHN H. KALLIS                         STEVE A. GARBAN
Boston, MA 02111                           Vice President                         Retired; formerly Senior Vice
                                                                                  President for Finance and
DISTRIBUTOR                                THOMAS A. SHIVELY                      Operations and Treasurer, The
State Street Research                      Vice President                         Pennsylvania State University
Investment Services, Inc.
One Financial Center                       GERARD P. MAUS
Boston, MA 02111                           Treasurer                              MALCOLM T. HOPKINS
                                                                                  Former Vice Chairman of the
SHAREHOLDER SERVICES                       JOSEPH W. CANAVAN                      Board and Chief Financial
State Street Research                      Assistant Treasurer                    Officer, St. Regis Corp.
Service Center
P.O. Box 8408                              DOUGLAS A. ROMICH
Boston, MA 02266-8408                      Assistant Treasurer                    EDWARD M. LAMONT
1-800-562-0032                                                                    Formerly in banking
                                           FRANCIS J. MCNAMARA, III               (with an affiliate of
CUSTODIAN                                  Secretary and General Counsel          J.P. Morgan & Co.
State Street Bank and                                                             in New York);
Trust Company                              DARMAN A. WING                         presently engaged in private
225 Franklin Street                        Assistant Secretary and                investments and civic affairs
Boston, MA 02110                           Assistant General Counsel

LEGAL COUNSEL                              AMY L. SIMMONS                         ROBERT A. LAWRENCE
Goodwin, Procter & Hoar LLP                Assistant Secretary                    Formerly Partner, Saltonstall & Co.
Exchange Place
Boston, MA 02109
                                                                                  DEAN O. MORTON
                                                                                  Retired; formerly Executive
                                                                                  Vice President, Chief
                                                                                  Operating Officer and Director,
                                                                                  Hewlett-Packard Company

                                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  The Glen Ellen Company
                                                                                  Vice President,
                                                                                  Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: MODERATE        -------------------
One Financial Center                                             Bulk Rate
Boston, MA 02111                                               U.S. Postage
                                                                   PAID
                                                                 Permit #6
                                                               Hartford, CT
                                                            -------------------


QUESTIONS? COMMENTS?

CALL us at 1-800-562-0032 or

WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

E-MAIL us at:
     info@ssrfunds.com

INTERNET site:
     WWW.SSRFUNDS.COM

[LOGO] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Money Market Fund prospectus. When used after June 30, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.


CONTROL NUMBER: 4998-980619(0799)SSR-LD
                                                                    SP-029E-0698

                              STATE STREET RESEARCH

                     --------------------------------------
                        STRATEGIC PORTFOLIOS: AGGRESSIVE
                     --------------------------------------

                     SEMIANNUAL REPORT

                     April 30, 1998


                     --------------------------------------
                                  WHAT'S INSIDE
                     --------------------------------------

                     INVESTMENT UPDATE

                     About the Fund,
                     economy and markets

                     FUND INFORMATION

                     Facts and figures

                     PLUS, COMPLETE PORTFOLIO HOLDINGS
                     AND FINANCIAL STATEMENTS




-------------------
    DALBAR LOGO
-------------------

  For Excellence
        in
Shareholder Service
                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

-------------------------------------------------------------------------------
INVESTMENT UPDATE
-------------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY
o The U.S. economy experienced solid growth during the last quarter of 1997 and the first quarter of 1998. Inflation was low and the financial markets, in general, were strong. Unemployment fell to a 28-year low. Interest rates had little change, and consumer confidence continued at near- record highs.

o Favorable economic factors have stimulated a boom in the housing market and stronger- than-expected retail sales. Lower energy costs kept inflation in check.

o Although last year's economic crisis in Southeast Asia raised concerns about the U.S. exports and profits at multinational companies, the effects have yet to make a significant impact on corporate profitability in the United States.

THE MARKETS
o The S&P 500, a broad measure of common stock performance, gained 22.50% for the six-month period ended April 30, 1998.(1) Small stocks rebounded from declines following the turmoil in Southeast Asia. Large-capitalization brand-name companies continued to benefit.

o Bonds delivered modest gains during the period. High-yield bonds were among the strongest performers. Mortgage-backed securities held up well, despite concerns that refinancing could become a negative factor in the future.

THE FUND
OVER THE PAST SIX MONTHS
o   For the six months ended April 30, 1998, Class S shares of Strategic
    Portfolios: Aggressive returned 14.06%. That was higher than the Lipper flexible portfolio fund average, which was up 12.29% over the same period.

o The Fund's investments in stocks -- nearly 75% of portfolio assets -- accounted for its strong performance. Stocks of large- and small-cap growth companies did well, and a lower capital gains rate made growth stocks more attractive.

o International stocks and bonds underperformed at first, then recovered in early 1998.

CURRENT STRATEGY

o No major changes were made to the Fund's asset allocation (shown below) during the period. Generally, the manager is underweighting large-cap stocks and overweighting bonds for their attractive real returns and lower risk profile.

o The Fund is positioned to anticipate continued slow, steady growth in the U.S. with low inflation. Asia is still a question mark for U.S. companies and for the economy, as well. Diversification among value and growth assets, small- and large- cap stocks, and domestic and international sectors should help the Fund deal with the current uncertainty.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

(1)The Standard & Poor's 500 Composite Index (S&P 500) is a market-value weighted index composed of 500 widely held common stocks. The index is unmanaged and does not take transaction charges into account. Direct investment in the index is not possible; results are for illustrative purposes only.

(2)All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends.

(3)"S" shares, offered without a sales charge, are available only through certain employee benefit plans and special programs.

(4)Before November 1, 1997, Class S shares were designated Class C.

April 30, 1998

-----------------------------------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended April 30, 1998, except where noted)
-----------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
FOR PERIODS ENDED 3/31/98(2)(3)(4)                                            ASSET ALLOCATION
-------------------------------------------------------------------           (by percentage of net assets)
                                        LIFE OF FUND
                                       (since 5/16/94)    1 YEAR              Stocks ................  74%
-------------------------------------------------------------------           Cash ..................   4%
Class S                                    18.48%          34.94%             Bonds .................  22%
-------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(2)(3)(4)
-------------------------------------------------------------------
                                        LIFE OF FUND
                                       (since 5/16/94)    1 YEAR
-------------------------------------------------------------------
Class S                                    18.33%          33.60%
-------------------------------------------------------------------

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESIVE

-------------------------------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
-------------------------------------------------------------------------------------------------------
April 30, 1998 (Unaudited)

-------------------------------------------------------------------------------------------------------
                                                                                              VALUE
                                                                        SHARES               (NOTE 1)
-------------------------------------------------------------------------------------------------------

EQUITY SECURITIES 74.2%
BASIC INDUSTRIES 10.7%
CHEMICAL 3.2%
Agrium Inc. ....................................................        39,000              $   611,813
Cabot Corp. ....................................................        17,400                  625,312
Cambrex Corp. ..................................................         2,650                  147,075
Ciba Specialty Chemicals AG* ...................................         1,200                  145,152
E.I. Du Pont De Nemours & Co. ..................................         2,100                  152,906
OM Group Inc. ..................................................         2,400                  106,350
Thiokol Corp. ..................................................         5,800                  312,475
                                                                                            -----------
                                                                                              2,101,083
                                                                                            -----------
DIVERSIFIED 1.1%
Johnson Controls Inc. ..........................................         3,200                  190,000
Mark IV Industries Inc. ........................................        17,400                  366,487
Ogden Corp. ....................................................         5,300                  162,975
                                                                                            -----------
                                                                                                719,462
                                                                                            -----------
ELECTRICAL EQUIPMENT 1.5%
Asia Pacific Wire & Cable Corp. Ltd.* ..........................        29,700                  178,200
Essex International Inc.* ......................................         2,800                  100,450
General Electric Co. ...........................................         5,300                  451,162
Sony Corp.* ....................................................         3,300                  274,543
                                                                                            -----------
                                                                                              1,004,355
                                                                                            -----------
FOREST PRODUCT 0.9%
Abitibi-Consolidated Inc. ......................................        37,400                  556,325
                                                                                            -----------
MACHINERY 2.3%
Harsco Corp. ...................................................         1,600                   73,600
Howmet International Inc.* .....................................        18,300                  301,950
ITEQ Inc.* .....................................................        16,900                  215,475
Sundstrand Corp. ...............................................         6,900                  476,531
Tyco International Ltd. ........................................         8,000                  436,000
                                                                                            -----------
                                                                                              1,503,556
                                                                                            -----------
METAL & MINING 1.4%
General Cable Corp.* ...........................................         3,100                  140,469
Kennametal Inc. ................................................        11,200                  597,100
Wyman-Gordon Co.* ..............................................         7,500                  151,875
                                                                                            -----------
                                                                                                889,444
                                                                                            -----------
TRUCKERS 0.3%
CNF Transportation Inc. ........................................         5,100                  196,988
                                                                                            -----------
Total Basic Industries .........................................                              6,971,213
                                                                                            -----------
CONSUMER CYCLICAL 11.1%
AIRLINE 0.4%
Aeroporti Di Roma SPA* .........................................        17,700                  247,811
                                                                                            -----------
AUTOMOTIVE 1.6%
Budget Group Inc. Cl. A* .......................................         2,200                   73,700
Exide Corp. ....................................................        18,200                  351,488
Gencorp Inc. ...................................................         6,700                  203,931
Midas Inc.* ....................................................         2,416                   46,659
Renault SA* ....................................................         7,500                  348,112
                                                                                            -----------
                                                                                              1,023,890
                                                                                            -----------
BUILDING 0.1%
Golf Trust of America Inc.* ....................................         1,400                   45,675
Morrison Knudsen Corp. Wts.* ...................................            23                      115
                                                                                            -----------
                                                                                                 45,790
                                                                                            -----------
HOTEL & RESTAURANT 1.5%
CKE Restaurants Inc.* ..........................................         2,330                   80,676
Harrah's Entertainment Inc.* ...................................        17,000                  443,063
Landry Seafood Restaurants Inc.* ...............................         1,900                   54,150
MGM Grand Inc.* ................................................         2,100                   70,875
Mirage Resorts Inc.* ...........................................        14,400                  317,700
Motels of America Inc.*+ .......................................           175                    1,750
                                                                                            -----------
                                                                                                968,214
                                                                                            -----------
RECREATION 2.7%
American Radio Systems Corp. Cl. A* ............................         2,000                  132,625
Chancellor Media Corp. .........................................         4,200                  199,237
Cox Communications Inc. Cl. A* .................................         4,200                  187,425
GTECH Holdings Corp.* ..........................................         5,500                  197,312
International Game Technology Inc. .............................         9,100                  253,094
Mattel Inc. ....................................................         5,100                  195,394
Panavision Inc.* ...............................................         1,100                   28,738
Steiner Leisure Ltd.* ..........................................         6,450                  203,578
US West Inc.* ..................................................        10,500                  396,375
                                                                                            -----------
                                                                                              1,793,778
                                                                                            -----------
RETAIL TRADE 4.5%
Blyth Industries Inc.* .........................................         1,900                   69,706
Cendant Corp.* .................................................         9,200                  230,000
CSK Auto Corp.* ................................................         1,000                   27,000
Dayton Hudson Corp. ............................................         2,600                  227,013
Hannaford Brothers Co. .........................................        11,700                  519,919
Home Depot Inc. ................................................         5,000                  348,125
InaCom Corp.* ..................................................         2,700                   96,694
Kroger Co.* ....................................................         7,700                  322,437
Proffitts Inc.* ................................................         4,500                  178,875
Rite Aid Corp. .................................................        12,300                  395,137
Wal-Mart Stores, Inc. ..........................................         6,500                  328,656
Wolters Kluwer NV* .............................................         1,700                  222,588
                                                                                            -----------
                                                                                              2,966,150
                                                                                            -----------
TEXTILE & APPAREL 0.3%
Maxwell Shoe Inc. Cl. A* .......................................         5,200                   92,300
Warnaco Group Inc. Cl. A .......................................         2,500                  105,625
                                                                                            -----------
                                                                                                197,925
                                                                                            -----------
Total Consumer Cyclical ........................................                              7,243,558
                                                                                            -----------
CONSUMER STAPLE 16.3%
BUSINESS SERVICE 2.8%
A.C. Nielson Corp.* ............................................        17,500                  490,000
Apollo Group Inc. Cl. A* .......................................         6,000                  205,500
Avis Rent A Car, Inc.* .........................................         1,400                   36,663
Comverse Technology Inc.* ......................................         1,945                   92,144
Dollar Thrifty Automotive Group, Inc.* .........................         1,900                   35,863
Global-Tech Appliances Inc.* ...................................         2,600                   51,025
Hagler Bailly Inc.* ............................................         3,600                   95,400
HBO & Co. ......................................................         5,800                  346,912
Maximus Inc.* ..................................................         3,900                  122,850
Pameco Corp.* ..................................................         5,300                  103,350
Provant Inc.* ..................................................           400                    7,450
Shared Medical Systems Corp. ...................................           100                    7,294
Staff Leasing Inc.* ............................................         3,000                   87,750
Vestcom International Inc.* ....................................         4,700                   52,875
Waddell & Reed Financial Inc. Cl. A* ...........................         1,300                   32,175
Waterlink Inc.* ................................................         6,000                   83,250
                                                                                            -----------
                                                                                              1,850,501
                                                                                            -----------
CONTAINER 0.9%
Ball Corp. .....................................................        15,400                  594,825
                                                                                            -----------
DRUG 3.5%
Ascent Pediatrics Inc.* ........................................         4,500                   17,438
Atrix Laboratories Inc.* .......................................         4,000                   73,000
Axogen Ltd. ADR* ...............................................         2,000                  115,000
Biovail Corp.* .................................................         7,400                  302,475
Bristol-Myers Squibb Co. .......................................         2,300                  243,512
Intelligent Polymers Ltd.* .....................................         9,000                  228,375
Kos Pharmaceuticals, Inc.* .....................................        10,400                  117,000
Pathogenesis Corp.* ............................................         1,700                   67,363
Pfizer Inc. ....................................................         3,400                  386,962
Schering-Plough Corp. ..........................................         1,900                  152,237
Spiros Development Corp.* ......................................         8,300                  137,988
Warner-Lambert Co. .............................................         2,200                  416,212
                                                                                            -----------
                                                                                              2,257,562
                                                                                            -----------
FOOD & BEVERAGE 2.1%
Coca-Cola Co. ..................................................         3,300                  250,388
H.J. Heinz Co. .................................................         2,200                  119,900
Hussmann International Inc.* ...................................         7,250                  125,969
Keebler Foods Co.* .............................................         2,600                   74,100
PepsiCo Inc. ...................................................         4,400                  174,625
Sara Lee Corp. .................................................         6,200                  369,287
Whitman Corp. ..................................................        14,600                  285,612
                                                                                            -----------
                                                                                              1,399,881
                                                                                            -----------
HOSPITAL SUPPLY 3.3%
Aradigm Corp.* .................................................         4,200                   60,900
Aviron Corp.* ..................................................         3,300                   81,881
Centennial Healthcare Corp.* ...................................         4,500                  106,875
Guidant Corp. ..................................................         3,400                  227,375
Johnson & Johnson ..............................................         1,600                  114,200
National Surgery Cemters Inc.* .................................         2,850                   80,869
NCS HealthCare Inc. Cl. A* .....................................         2,700                   79,313
Quorum Health Group Inc.* ......................................         9,800                  314,825
Respironics Inc.* ..............................................         9,112                  152,056
Rural/Metro Corp.* .............................................         1,500                   48,750
Total Renal Care Holdings Inc.* ................................        17,133                  567,531
U.S. Surgical Corp. ............................................         5,900                  185,850
Xomed Surgical Products Inc.* ..................................         4,900                  142,712
                                                                                            -----------
                                                                                              2,163,137
                                                                                            -----------
PERSONAL CARE 0.4%
Wesley Jessen VisionCare Inc.* .................................         7,700                  237,737
                                                                                            -----------
PRINTING & PUBLISHING 3.1%
A.H. Belo Corp. Cl. A ..........................................         1,659                   87,823
Hollinger International, Inc. Cl. A* ...........................        37,600                  582,800
Prosieben Media AG* ............................................         6,200                  319,579
Torstar Corp. Cl. B* ...........................................         9,700                  328,998
Valassis Communications Inc. ...................................        17,800                  698,650
                                                                                            -----------
                                                                                              2,017,850
                                                                                            -----------
TOBACCO 0.2%
Dimon Inc. .....................................................         9,900                  144,788
                                                                                            -----------
Total Consumer Staple ..........................................                             10,666,281
                                                                                            -----------
ENERGY 4.2%
OIL 3.7%
Abacan Resource Corp.* .........................................        30,200                   38,694
Anadarko Petroleum Corp. .......................................         1,800                  131,850
Arakis Energy Corp.* ...........................................        22,900                   40,075
British Petroleum Co. PLC* .....................................        16,100                  254,493
Energy Africa Ltd.* ............................................        63,700                  308,795
ENI SPA ADR ....................................................         1,300                   85,963
Exxon Corp. ....................................................         2,600                  189,637
KCS Energy Inc. ................................................         5,100                   79,050
Maxx Petroleum Ltd.* ...........................................        26,800                   33,500
Oryx Energy Co. ................................................        12,600                  329,175
PTT Exploration & Production Public Co. Ltd.* ..................        16,100                  169,956
Seagull Energy Corp.* ..........................................        19,124                  326,303
Seven Seas Petroleum Inc.* .....................................         3,300                   70,125
Total SA Cl. B ADR .............................................         5,900                  346,625
                                                                                            -----------
                                                                                              2,404,241
                                                                                            -----------
OIL SERVICE 0.5%
UTI Energy Corp.* ..............................................         4,000                   69,500
Cliffs Drilling Co.* ...........................................         1,400                   69,038
Schlumberger Ltd. ..............................................         1,700                  140,887
Willbros Group Inc.* ...........................................         4,200                   69,825
                                                                                            -----------
                                                                                                349,250
                                                                                            -----------
Total Energy ...................................................                              2,753,491
                                                                                            -----------
FINANCE 10.4%
BANK 3.8%
Banc One Corp. .................................................         5,370                  315,823
BankAmerica Corp. ..............................................         3,700                  314,500
Canadian Imperial Bank of Commerce .............................        12,400                  439,425
Chase Manhattan Corp. ..........................................         1,900                  263,269
Commercial Federal Corp. .......................................         1,400                   50,750
Fleet Financial Group Inc. .....................................         2,900                  250,487
Golden State Bancorp Inc. ......................................         2,900                  113,100
National Bank of Canada ........................................        22,800                  470,366
U.S. Bancorp ...................................................         2,000                  254,000
                                                                                            -----------
                                                                                              2,471,720
                                                                                            -----------
FINANCIAL SERVICE 1.4%
CMAC Investment Corp. ..........................................         2,000                  129,125
Contifinancial Corp.* ..........................................         2,300                   74,175
CRIIMI MAE Inc.* ...............................................         3,300                   49,294
Federal National Mortgage Association ..........................         2,300                  137,712
First Industrial Realty Trust Inc. .............................         2,100                   68,250
FirstPlus Financial Group Inc.* ................................         2,400                  116,400
INMC Mortgage Holdings Inc. ....................................         3,900                   94,575
Liberty Property Trust .........................................         1,800                   46,013
T & W Financial Corp.* .........................................         6,800                  193,800
                                                                                            -----------
                                                                                                909,344
                                                                                            -----------
INSURANCE 5.2%
Ace Ltd. .......................................................        29,100                1,102,162
AMBAC Inc. .....................................................        10,000                  566,875
Capital Re Corp.* ..............................................         1,000                   73,813
HCC Insurance Holdings Inc. ....................................         5,100                  110,925
Mid Ocean Ltd. .................................................         7,600                  572,850
Mutual Risk Management Ltd. ....................................         4,732                  160,297
Transamerica Corp. .............................................           800                   93,010
Travelers Group Inc. ...........................................         4,800                  293,700
UNUM Corp. .....................................................         8,300                  446,125
                                                                                            -----------
                                                                                              3,419,757
                                                                                            -----------
Total Finance ..................................................                              6,800,821
                                                                                            -----------
SCIENCE & TECHNOLOGY 16.0%
COMPUTER SOFTWARE & SERVICE 6.5%
Brio Technology Inc.* ..........................................           400                    4,400
Check Point Software Technologies Ltd.* ........................         2,600                   76,375
Cisco Systems Inc.* ............................................         7,650                  560,362
Complete Business Solutions Inc.* ..............................         2,800                   95,725
Diamond Multimedia Systems Inc.* ...............................         3,700                   43,013
Duane Reade Inc.* ..............................................           400                    9,500
EMC Corp.* .....................................................         3,500                  161,437
First Virtual Corp.* ...........................................           100                    1,575
Industir-Matematik International Corp.* ........................         2,300                   51,175
Mapics Inc.* ...................................................         6,800                  120,700
Mastech Corp.* .................................................         5,600                  148,400
Microsoft Corp.* ...............................................         3,400                  306,425
Mobius Management Systems Inc.* ................................           300                    5,550
Nintendo Co. Ltd.* .............................................         5,200                  477,014
Nova Corp.* ....................................................         2,100                   71,400
Radiant Systems Inc.* ..........................................        10,000                  225,000
Sema Group PLC* ................................................         9,300                  336,479
Sonic Foundry Inc.* ............................................           400                    2,750
Sonic Foundry Inc. Wts.* .......................................           200                      338
STB Systems Inc.* ..............................................         2,200                   31,488
Summit Design Inc.* ............................................         2,800                   43,225
Transition Systems Inc.* .......................................         4,900                  110,250
TT Tieto Oy Cl. B* .............................................         2,600                  477,362
Veritas Software Co.* ..........................................         1,700                   93,075
Walker Interactive Systems, Inc.* ..............................         5,800                  106,212
Wang Laboratories Inc.* ........................................         2,900                   78,300
WM Data AB Cl. B* ..............................................        16,100                  484,539
Xylan Corp.* ...................................................         3,600                  102,487
                                                                                            -----------
                                                                                              4,224,556
                                                                                            -----------
ELECTRONIC COMPONENTS 3.7%
Digital Microwave Corp.* .......................................         6,120                   69,615
Lernout & Hauspie Speech Products NV ADR* ......................        17,600                1,122,000
ONIX Systems Inc.* .............................................         4,800                   69,000
Remec Inc.* ....................................................         9,150                  227,606
RF Micro Devices Inc.* .........................................         6,400                  102,400
Rohm Co.* ......................................................         5,000                  564,455
Texas Instruments Inc. .........................................         4,500                  288,281
                                                                                            -----------
                                                                                              2,443,357
                                                                                            -----------
ELECTRONIC EQUIPMENT 4.1%
Aeroflex Inc.* .................................................        18,600                  253,425
Applied Micro Circuits Corp.* ..................................         3,000                   82,875
ATMI Inc.* .....................................................         1,000                   27,875
Chicago Miniature Lamp, Inc.* ..................................        13,700                  525,738
L.M. Ericsson Telephone Co. Cl. B* .............................        17,100                  901,162
Lucent Technologies Inc. .......................................         6,600                  502,425
Nokia AB Oy Cl. K* .............................................         2,800                  186,098
Spectrian Corp.* ...............................................         3,800                   65,075
Teradyne Inc.* .................................................         2,600                   94,900
                                                                                            -----------
                                                                                              2,639,573
                                                                                            -----------
OFFICE EQUIPMENT 1.7%
Lexmark International Group Inc. Cl. A* ........................         3,300                  190,988
Unisys Corp. ...................................................        23,900                  536,256
Xerox Corp. ....................................................         3,500                  397,250
                                                                                            -----------
                                                                                              1,124,494
                                                                                            -----------
Total Science & Technology .....................................                             10,431,980
                                                                                            -----------
UTILITY 5.5%
ELECTRIC 2.8%
Allegheny Energy Inc.* .........................................         2,700                   82,688
Edison International Corp. .....................................        12,100                  360,731
GPU Inc. .......................................................         6,100                  241,712
Illinova Corp. .................................................         3,000                   91,688
Montana Power Co. ..............................................         2,800                  104,125
OGE Energy Corp. ...............................................         6,600                  362,587
Pinnacle West Capital Corp. ....................................         9,300                  411,525
Western Resources Inc. .........................................         4,700                  183,594
                                                                                            -----------
                                                                                              1,838,650
                                                                                            -----------
NATURAL GAS 1.2%
Calpine Corp.* .................................................         5,300                   95,731
TransTexas Gas Corp.* ..........................................         7,700                   90,956
Williams Companies Inc. ........................................        18,447                  583,387
                                                                                            -----------
                                                                                                770,074
                                                                                            -----------
TELEPHONE 1.5%
AirTouch Communications Inc.* ..................................         4,300                  228,437
Clearnet Communications Inc. Wts.* .............................           990                   10,395
Telecom Italia SPA* ............................................        40,500                  302,947
US LEC Corp. Cl. A* ............................................           900                   21,825
WorldCom Inc.* .................................................         9,300                  397,866
                                                                                            -----------
                                                                                                961,470
                                                                                            -----------
Total Utility ..................................................                              3,570,194
                                                                                            -----------
Total Equity Securities (Cost $36,884,730) .....................                             48,437,538
                                                                                            -----------

-------------------------------------------------------------------------------------------------------
                                                      PRINCIPAL      MATURITY                   VALUE
                                                        AMOUNT         DATE                    (NOTE 1)
-------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES 21.8%
U.S. TREASURY 4.9%
U.S. Treasury Bond, 8.75% ........................    $  335,000     5/15/2017                  437,751
U.S. Treasury Bond, 8.50% ........................       305,000     2/15/2020                  395,024
U.S. Treasury Bond, 8.125% .......................       335,000     8/15/2021                  421,001
U.S. Treasury Bond, 6.875% .......................        25,000     8/15/2025                   27,785
U.S. Treasury Bond, 6.625% .......................       100,000     2/15/2027                  108,234
U.S. Treasury Note, 7.125% .......................       250,000     9/30/1999                  255,195
U.S. Treasury Note, 6.25% ........................       350,000     2/28/2002                  356,835
U.S. Treasury Note, 6.50% ........................        60,000     5/31/2002                   61,772
U.S. Treasury Note, 7.875% .......................       150,000    11/15/2004                  167,274
U.S. Treasury Note, 7.50% ........................        50,000     2/15/2005                   54,891
U.S. Treasury Note, 6.875% .......................       115,000     5/15/2006                  123,121
U.S. Treasury TIPS, 3.625% .......................        25,052     1/15/2008                   24,777
U.S. Treasury TIPS, 3.625% .......................        50,047     4/15/2028                   49,734
U.S. Treasury STRIPS, 0.00% ......................       220,000    11/15/2001                  180,508
U.S. Treasury STRIPS, 0.00% ......................       450,000     5/15/2003                  339,354
U.S. Treasury STRIPS, 0.00% ......................       350,000     5/15/2007                  207,564
                                                                                            -----------
                                                                                              3,210,820
                                                                                            -----------
U.S. AGENCY MORTGAGE 2.7%
Federal Home Loan Mortgage Corp., 7.50% ..........       321,751    12/01/2026                  329,895
Federal Home Loan Mortgage Corp., 7.50% ..........        28,345     3/01/2027                   29,062
Federal Home Loan Mortgage Corp. Gold, 7.00% .....       156,258    12/01/2024                  158,503
Federal Home Loan Mortgage Corp. TBA, 6.00% ......       200,000     5/18/2013                  197,375
Federal Home Loan Mortgage Corp. TBA, 7.00% ......        75,000     5/18/2013                   76,406
Federal National Mortgage Association Remic
  93-102-H PAC, 6.80% ............................        25,000     9/25/2022                   25,430
Federal National Mortgage Association TBA, 6.50% .       250,000     5/13/2028                  247,425
Federal National Mortgage Association TBA, 7.00% .       175,000     5/13/2028                  176,914
Government National Mortgage Association, 6.50% ..        36,668     2/15/2009                   37,069
Government National Mortgage Association, 6.50% ..        88,998     7/15/2009                   89,970
Government National Mortgage Association, 6.50% ..       107,808    11/15/2010                  108,650
Government National Mortgage Association, 7.50% ..        99,000    12/15/2010                  102,279
Government National Mortgage Association, 7.00% ..        21,978     1/15/2025                   22,300
Government National Mortgage Association, 7.50% ..       105,983    11/15/2025                  108,896
Government National Mortgage Association, 7.50% ..        61,101     4/15/2026                   62,762
                                                                                            -----------
                                                                                              1,772,936
                                                                                            -----------
CANADIAN-YANKEE 0.6%
Usinor Sacilor Note, 7.25% .......................       350,000     8/01/2006                  357,952
Woodside Finance Ltd. Note, 6.60%+ ...............        50,000     4/15/2008                   49,175
                                                                                            -----------
                                                                                                407,127
                                                                                            -----------
TRUST CERTIFICATES 0.1%
Cooperative Utility Trust Certificates, 10.70% ...        75,000     9/15/2017                   78,780
                                                                                            -----------
FOREIGN GOVERNMENT 2.9%
                                               Australian Dollar
Commonwealth of Australia, 8.75% .................       500,000     8/15/2008                  397,318
                                              New Zealand Dollar
Government of New Zealand, 10.00% ................       600,000     3/15/2002                  361,678
Government of New Zealand, 8.00% .................       550,000    11/15/2006                  326,102
                                                  Pound Sterling
United Kingdom Treasury, 8.50% ...................       425,000    12/07/2005                  822,197
                                                                                            -----------
                                                                                              1,907,295
                                                                                            -----------
FINANCE/MORTGAGE 3.0%
American Express Credit Account Master Trust
  Series 97-1A, 6.40% ............................    $   50,000     4/15/2005                   50,734
Arcadia Automobile Trust 97-C A5, 6.55% ..........        50,000     6/15/2005                   50,787
Bank of New York Institutional Capital Trust,
  7.78%+ .........................................       100,000    12/01/2026                  102,790
Capital One Bank Sr. Note, 7.08% .................        75,000    10/30/2001                   76,777
Chemical Master Credit Card Trust Series 1996-1 A,
  5.55% ..........................................       100,000     9/15/2003                   98,945
Cigna Corp. Deb., 7.875% .........................       100,000     5/15/2027                  109,534
Citibank Credit Card Master Trust 1998-1 Cl. A,
  5.75% ..........................................       100,000     1/15/2003                   99,406
Countrywide Funding Corp. Note, 6.58% ............        75,000     9/21/2001                   75,630
CS First Boston Mortgage Series 97C2-A2, 6.52% ...       100,000     7/17/2007                  100,594
DMARC Commercial Mortgage Series 98-1 A1, 6.22% ..        59,760     6/15/2031                   60,432
First Union Lehman Brothers Commercial Mortgage
  97C2-A2, 6.60% .................................        50,000    11/18/2029                   50,375
First USA Credit Card Master Trust Series 1997-6A,
  6.42% ..........................................        75,000     3/17/2005                   76,099
Florida Windstorm Underwriting Association Sr ....
  Sec. Note Series 1997, MBIA Insured, 6.85%+ ....        25,000     8/25/2007                   25,637
Ford Credit Auto Loan Master Trust Series 95-1,
  6.50% ..........................................       125,000     8/15/2002                  126,171
Ford Credit Auto Owner Trust 1996A-A3, 6.50% .....        88,668    11/15/1999                   88,890
IBM Credit Corp. Note, 5.79% .....................        50,000     3/20/2000                   49,874
LB Commercial Mortgage Trust 98C1-A1, 6.33% ......        49,378    11/18/2004                   48,884
LB Commercial Mortgage Trust Series 97LL1-A1,
  6.79% ..........................................        98,902     6/12/2004                  101,220
MBNA Corp. Sr. Note, 6.875% ......................       100,000    11/15/2002                  101,526
Morgan Stanley Capital Inc. Mortgage Certificate
  98-A1, 6.19% ...................................        34,823     1/15/2007                   35,500
Prime Credit Card Master Trust Series 1995-1A,
  6.75% ..........................................        50,000    11/15/2005                   51,062
Prime Credit Card Master Trust Series 1996-1A,
  6.70% ..........................................        50,000     7/15/2004                   50,891
Sears Credit Trust Series 1995-2A, 8.10% .........        50,000     6/15/2004                   51,484
Textron Finance Corp. Note, 6.125%+ ..............        25,000     3/15/2001                   24,975
World Omni Automobile Lease Trust 97B-A3, 6.18% ..       100,000    11/25/2003                  100,281
Zurich Capital Trust, 8.376%+ ....................       100,000     6/01/2037                  108,891

                                                                                            -----------
                                                                                              1,917,389
                                                                                            -----------
CORPORATE 7.6%
Advanstar Commerce Inc. Sr. Note, 9.25%+ .........       150,000     5/01/2008                  150,187
American Lawyer Media Inc. Sr. Sub. Note, 9.75%+ .       250,000    12/15/2007                  259,375
Ameristar Casinos Inc. Sr. Sub. Note, 10.50% .....       150,000     8/01/2004                  159,375
Archibald Candy Corp. Sr. Sec. Note, 10.25% ......       250,000     7/01/2004                  268,750
Arizona Public Service Co. Note, 6.25% ...........        75,000     1/15/2005                   73,218
California Infrastructure & Economic Development
  Bank Series 1997-A4, 6.15% .....................        50,000     3/25/2004                   50,943
CHC Helicopter Corp. Sr. Sub. Note, 11.50% .......       250,000     7/15/2002                  265,625
Columbia/HCA Healthcare Corp. Deb., 7.50% ........        50,000    12/15/2023                   46,748
Columbia/HCA Healthcare Corp. Note, 7.69% ........        50,000     6/15/2025                   47,741
Columbia/HCA Healthcare Corp. Trust, 8.12% .......        75,000     8/04/2003                   76,424
Empire Gas Corp. Sr. Sec. Note, 7.00% to 7/14/99,
  12.875% from 7/15/99 to maturity ...............       250,000     7/15/2004                  230,000
Envirosource Inc. Sr. Note, 9.75% ................       500,000     6/15/2003                  510,000
First Wave Marine Inc. Sr. Note, 11.00% ..........       100,000     2/01/2008                  105,000
Fort James Corp. Note, 6.23% .....................        50,000     3/15/2001                   49,970
French Fragrances Inc. Sr. Note Series B, 10.375%        150,000     5/15/2007                  158,250
International Shipholding Corp. Sr. Note Series B,
  7.75%+ .........................................       100,000    10/15/2007                   97,875
J.B. Poindexter Inc. Sr. Note, 12.50% ............       100,000     5/15/2004                  103,250
Johnstown America Industries Inc. Sr. Sub. Note
  Series C, 11.75% ...............................       125,000     8/15/2005                  139,375
Microcell Telecommunications Sr. Note Series B,
  0.00% to 10/14/2002, 11.125% from 10/15/2002 to
  maturity .......................................       150,000    10/15/2007                   68,184
Norcal Waste Systems Inc. Series B Sr. Note,
  13.50% .........................................       250,000    11/15/2005                  292,500
Owens-Illinois Inc. Sr. Note, 8.10% ..............       100,000     5/15/2007                  106,035
Packaging Resources Inc. Sr. Sec. Note, 11.625% ..       250,000     5/01/2003                  245,000
Pool Energy Services Co. Sr. Sub. Note, 8.625%+ ..       150,000     4/01/2008                  150,000
Rose Hills Co. Sr. Sub. Note, 9.50% ..............       250,000    11/15/2004                  261,250
Sitel Corp. Sr. Sub. Note, 9.25%+ ................       100,000     3/15/2006                  102,250
Solutia Inc. Note, 6.50% .........................       100,000    10/15/2002                  100,925
Spanish Broadcasting Systems Inc. Sr. Note, 7.50%        250,000     6/15/1997                  287,500
Stena AB Sr. Note, 8.75% .........................       250,000     6/15/2007                  256,250
Sun Media Corp. Sr. Sub. Note, 9.50% .............       162,000     2/15/2007                  173,340
Viatel Inc. Sr. Note Series A, 11.25%+ ...........       100,000     4/15/2008                  106,000
                                                                                            -----------
                                                                                              4,941,340
                                                                                            -----------
Total Fixed Income Securities (Cost $14,082,208) .                                           14,235,687
                                                                                            -----------
COMMERCIAL PAPER 4.4%
American Express Credit Corp., 5.51% .............     2,898,000     5/04/1998                2,898,000
                                                                                            -----------
Total Commercial Paper (Cost $2,898,000) .........                                            2,898,000
                                                                                            -----------
-------------------------------------------------------------------------------------------------------
                                                                      Shares
-------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 24.9%

Navigator Securities Lending Prime Portfolio....................    16,250,559               16,250,559
                                                                                            -----------
Total Short-Term Investments (Cost $16,250,559) ..............................               16,250,559
                                                                                            -----------
Total Investments (Cost $70,115,497) - 125.3% ................................               81,821,784

Cash and Other Assets, Less Liabilities - (25.3%) ............................              (16,526,751)
                                                                                            -----------
Net Assets - 100.0% ..........................................................              $65,295,033
                                                                                            ===========

Federal Income Tax Information:
At April 30, 1998, the net unrealized appreciation of investments based on cost for Federal income tax purposes of $70,185,869 was as follows:
Aggregate gross unrealized appreciation for all investments in which
  there is an excess of value over tax cost ..................................              $12,692,875
Aggregate gross unrealized depreciation for all investments in which
  there is an excess of tax cost over value ..................................               (1,056,960)
                                                                                            -----------
                                                                                            $11,635,915
                                                                                            ===========

-------------------------------------------------------------------------------------------------------
ADR  Stands for American Depositary Receipt, representing ownership of foreign securities.
*    Non-income-producing securities.
TBA  Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time.
     Although the unit price has been established, the principal value has not been finalized and may vary by no more than 1%.
+    Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The total cost and market value of
     Rule 144A securities owned at April 30, 1998 were $1,165,236 and $1,178,905 (1.81% of net assets), respectively.

Forward currency exchange contracts outstanding at April 30, 1998, are as follows:
                                                                                                           UNREALIZED
                                                                                              CONTRACT    APPRECIATION     DELIVERY
                                                                            TOTAL VALUE        PRICE     (DEPRECIATION)      DATE
-----------------------------------------------------------------------------------------------------------------------------------
Sell Australian dollars, Buy U.S. dollars                                      124,000 AUD    .67830 AUD    $  3,212        5/13/98
Buy Australian dollars, Sell U.S. dollars                                      235,000 AUD    .66125 AUD     (2,003)        6/10/98
Sell Australian dollars, Buy U.S. dollars                                      115,000 AUD    .68109 AUD       3,262        6/10/98
Sell Australian dollars, Buy U.S. dollars                                      120,000 AUD    .66880 AUD       1,929        6/10/98
Sell Australian dollars, Buy U.S. dollars                                      430,000 AUD    .65110 AUD       (966)        7/23/98
Sell Canadian dollars, Buy U.S. dollars                                         95,000 CAD    .70033 CAD        (19)        7/23/98
Sell British pounds, Buy U.S. dollars                                          475,000 GBP   1.67265 GBP       3,118        7/23/98
Sell Japanese yen, Buy U.S. dollars                                        137,479,000 JPY    .00824 JPY      78,929        8/11/98
Sell New Zealand dollars, Buy U.S. dollars                                     110,000 NZD    .58265 NZD       3,058        5/13/98
Sell New Zealand dollars, Buy U.S. dollars                                   1,110,000 NZD    .55600 NZD       4,997        7/23/98
                                                                                                            --------
                                                                                                            $ 95,517
                                                                                                            ========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

--------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------
April 30, 1998 (Unaudited)

ASSETS
Investments, at value (Cost $70,115,497) (Note 1) ........................      $81,821,784
Cash .....................................................................           92,445
Receivable for securities sold ...........................................          475,049
Interest and dividends receivable ........................................          306,743
Receivable for open forward contracts ....................................           98,505
Receivable for fund shares sold ..........................................           61,653
Receivable from Distributor (Note 3) .....................................           22,652
Deferred organization costs and other assets (Note 1) ....................           52,475
                                                                                -----------
                                                                                 82,931,306
LIABILITIES
Payable for collateral received on securities loaned .....................       16,250,559
Payable for securities purchased .........................................        1,053,034
Payable for fund shares redeemed .........................................          166,066
Accrued transfer agent and shareholder services (Note 2) .................           43,519
Accrued management fee (Note 2) ..........................................           40,265
Accrued trustees' fees (Note 2) ..........................................            8,694
Payable for open forward contracts .......................................            2,988
Other accrued expenses ...................................................           71,148
                                                                                -----------
                                                                                 17,636,273
                                                                                -----------
NET ASSETS                                                                      $65,295,033
                                                                                ===========
Net Assets consist of:
  Undistributed net investment income ....................................      $   115,574
  Unrealized appreciation of investments .................................       11,706,287
  Unrealized appreciation of forward contracts and foreign currency ......           94,807
  Accumulated net realized gain ..........................................        4,879,967
  Paid-in capital ........................................................       48,498,398
                                                                                -----------
                                                                                $65,295,033
                                                                                ===========
Net Asset Value, offering price and redemption price per share of
  Class S shares ($65,295,033 / 5,149,249 shares) ........................           $12.68
                                                                                     ======

-------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------------------
For the six months ended April 30, 1998 (Unaudited)

INVESTMENT INCOME
Interest (Note 1) ........................................................       $  694,552
Dividends, net of foreign taxes of $5,775 ................................          236,215
                                                                                 ----------
                                                                                    930,767
EXPENSES
Management fee (Note 2) ..................................................          255,932
Custodian fee ............................................................           68,681
Transfer agent and shareholder services (Note 2) .........................           67,053
Reports to shareholders ..................................................           14,507
Audit fee ................................................................           13,032
Trustees' fees (Note 2) ..................................................            9,547
Amortization of organization costs (Note 1) ..............................            3,711
Registration fees ........................................................            3,656
Miscellaneous ............................................................            1,157
                                                                                 ----------
                                                                                    437,276
Expenses borne by the Distributor (Note 3) ...............................          (61,908)
                                                                                 ----------
                                                                                    375,368
                                                                                 ----------
Net investment income ....................................................          555,399
                                                                                 ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
  FOREIGN CURRENCY AND FORWARD CONTRACTS
Net realized gain on investments (Notes 1 and 4) .........................        4,737,032
Net realized gain on foreign currency and forward contracts (Note 1) .....          217,146
                                                                                 ----------
  Total net realized gain ................................................        4,954,178
                                                                                 ----------
Net unrealized appreciation of investments ...............................        2,643,535
Net unrealized appreciation of foreign currency and forward contracts ....           64,552
                                                                                 ----------
  Total net unrealized appreciation ......................................        2,708,087
                                                                                 ----------
Net gain on investments, foreign currency and forward contracts ..........        7,662,265
                                                                                 ----------
Net increase in net assets resulting from operations .....................       $8,217,664
                                                                                 ==========

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

--------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------
                                                                                        SIX MONTHS ENDED
                                                                  YEAR ENDED             APRIL 30, 1998
                                                               OCTOBER 31, 1997           (UNAUDITED)
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income ......................................      $ 1,245,547              $   555,399
Net realized gain on investments, foreign currency and
  forward contracts ........................................       11,183,938                4,954,178
Net unrealized appreciation of investments, foreign currency
  and forward contracts ....................................        1,440,757                2,708,087
                                                                  -----------              -----------
Net increase resulting from operations .....................       13,870,242                8,217,664
                                                                  -----------              -----------
Dividends from net investment income:
  Class A ..................................................           (7,266)                    --
  Class S ..................................................       (1,418,981)                (913,651)
                                                                  -----------              -----------
                                                                   (1,426,247)                (913,651)
                                                                  -----------              -----------
Distributions from net realized gains:
  Class A ..................................................          (80,854)                    --
  Class S ..................................................       (7,708,753)             (11,099,159)
                                                                  -----------              -----------
                                                                   (7,789,607)             (11,099,159)
                                                                  -----------              -----------
Net increase (decrease) from fund share transactions (Note 6)       9,203,933               (8,662,841)
                                                                  -----------              -----------
Total increase (decrease) in net assets ....................       13,858,321              (12,457,987)
NET ASSETS
Beginning of period ........................................       63,894,699               77,753,020
                                                                  -----------              -----------
End of period (including undistributed net investment income
  of $473,826 and $115,574, respectively) ..................      $77,753,020              $65,295,033
                                                                  ===========              ===========

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
April 30, 1998

NOTE 1
State Street Research Strategic Portfolios: Aggressive (the "Fund"), is a series of State Street Research Financial Trust (the "Trust"), which was organized as a Massachusetts business Trust in November, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in May, 1994. The Trust consists presently of four separate funds: State Street Research Strategic Portfolios: Aggressive, State Street Research Government Income Fund, State Street Research Strategic Portfolios: Moderate and State Street Research Strategic Portfolios: Conservative.

The investment objective of the Fund is to provide high total return from, primarily, growth of capital and secondarily, current income, consistent with reasonable investment risk.

The Fund is authorized to issue four classes of shares. Before November 1, 1997, Class S shares were designated Class C. Only Class S shares are presently available for purchase. Class A, Class B and Class C shares are not being offered at this time. Effective March 27, 1997, the Fund discontinued offering Class A shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares will be subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accured on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. DEFERRED ORGANIZATION COSTS
Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

H. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At April 30, 1998, the value of the securities loaned and the value of collateral were $15,890,776 and $16,250,559, respectively. During the six months ended April 30, 1998, income from securities lending amounted to $855 and is included in interest income.

NOTE 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended April 30, 1998, the fees pursuant to such agreement amounted to $255,932.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended April 30, 1998, the amount of such expenses was $51,956.

The fees of the Trustees not currently affiliated with the Adviser amounted to $9,547 during the six months ended April 30, 1998.

NOTE 3
The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended April 30, 1998, the amount of such expenses assumed by the Distributor and its affiliates was $61,908.

NOTE 4
For the six months ended April 30, 1998, purchases and sales of securities, exclusive of short-term obligations, aggregated $40,744,783 and $57,351,310 (including $9,274,688 and $8,940,928 of U.S. Government obligations), respectively.

NOTE 5
The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund will pay annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund will pay annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses.

NOTE 6
The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At April 30, 1998, Metropolitan owned 2,863,567 Class S shares of the Fund.

Share transactions were as follows:

                                                                    SIX MONTHS ENDED
                                          YEAR ENDED                 APRIL 30, 1998
                                       OCTOBER 31, 1997                (UNAUDITED)
                                  --------------------------    -------------------------
CLASS A                             SHARES         AMOUNT        SHARES         AMOUNT
-----------------------------------------------------------------------------------------
Shares sold ...................        8,328    $    101,499          --      $       --
Issued upon reinvestment of:
  Dividend from net investment
    income ....................           54             615          --              --
  Distribution from net
    realized gains ............          606           6,845          --              --
Shares repurchased ............      (59,010)       (669,014)         --              --
                                  ----------    ------------    ----------    ------------
Net decrease ..................      (50,022)   $   (560,055)         --      $       --
                                  ==========    ============    ==========    ============

CLASS S (FORMERLY CLASS C)          SHARES         AMOUNT        SHARES         AMOUNT
-----------------------------------------------------------------------------------------
Shares sold ...................    1,008,062    $ 12,442,073       529,405    $  6,330,874
Issued upon reinvestment of:
  Dividends from net investment
    income ....................       47,450         565,762        25,087         274,950
  Distributions from net
    realized gains ............      683,399       7,708,745     1,012,696      11,099,149
Shares repurchased ............     (927,982)    (10,952,592)   (2,318,670)    (26,367,814)
                                  ----------    ------------    ----------    ------------
Net increase (decrease) .......      810,929    $  9,763,988      (751,482)   $ (8,662,841)
                                  ==========    ============    ==========    ============

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

--------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                                          Class A
                                                               -----------------------------------------------------------
                                                                       Years ended October 31
                                                               ------------------------------------     November 1, 1996
                                                               1994(2)      1995(1)        1996(1)    to March 27, 1997(1)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD($)                          9.55         9.74          10.93              12.45
                                                               ------       ------         ------             ------
  Net investment income ($)*                                     0.09         0.20           0.14               0.10
  Net realized and unrealized gain on investments, foreign
    currency and forward contracts ($)                           0.14         1.19           1.79               0.41
                                                               ------       ------         ------             ------
TOTAL FROM INVESTMENT OPERATIONS ($)                             0.23         1.39           1.93               0.51
                                                               ------       ------         ------             ------
  Dividends from net investment income($)                        0.04)       (0.20)         (0.17)             (0.13)
  Distributions from net realized gains ($)                      --           --            (0.24)             (1.48)
                                                               ------       ------         ------             ------
TOTAL DISTRIBUTIONS ($)                                         (0.04)       (0.20)         (0.41)             (1.61)
                                                               ------       ------         ------             ------
NET ASSET VALUE, END OF PERIOD ($)                               9.74        10.93          12.45              11.35
                                                                 ====        =====          =====              =====
Total return(3) (%)                                              2.41(4)     14.49          18.05               4.18(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                      50,999       39,555            623               --
Ratio of operating expenses to average net assets (%)*           1.35(5)      1.35           1.35               1.35(5)
Ratio of net investment income to average net assets (%)*        2.01(5)      1.98           1.43               1.69(5)
Portfolio turnover rate (%)                                     37.75       127.44         145.59             136.48
*Reflects voluntary assumption of fees or expenses per share
 in each period (Note 3) ($)                                     0.01         0.02           0.01               0.02

                                                                                     Class S (Fomerly Class C)
                                                              ----------------------------------------------------------------------
                                                                              Years ended October 31               Six months ended
                                                              --------------------------------------------------    April 30, 1998
                                                              1994(2)       1995(1)        1996(1)        1997(1)   (Unaudited)(1)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ($)                        9.55          9.74          10.94          12.43         13.18
                                                               -----        ------         ------         ------        ------
  Net investment income ($)*                                    0.10          0.22           0.22           0.22          0.10
  Net realized and unrealized gain on investments, foreign
    currency and forward contracts ($)                          0.14          1.20           1.74           2.27          1.44
                                                               -----        ------         ------         ------        ------
TOTAL FROM INVESTMENT OPERATIONS ($)                            0.24          1.42           1.96           2.49          1.54
                                                               -----        ------         ------         ------        ------
  Dividends from net investment income ($)                     (0.05)        (0.22)         (0.23)         (0.26)        (0.16)
  Distributions from net realized gains ($)                     --            --            (0.24)         (1.48)        (1.88)
                                                               -----        ------         ------         ------        ------
TOTAL DISTRIBUTIONS ($)                                        (0.05)        (0.22)         (0.47)         (1.74)        (2.04)
                                                               -----        ------         ------         ------        ------
NET ASSET VALUE, END OF PERIOD ($)                              9.74         10.94          12.43          13.18         12.68
                                                               =====        ======         ======         ======        ======
Total return(3) (%)                                             2.50(4)      14.85          18.37          22.54         14.06(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($ thousands)                        102        20,809         63,272         77,753        65,295
Ratio of operating expenses to average net assets (%)*          1.10(5)       1.10           1.10           1.10          1.10(5)
Ratio of net investment income to average net assets (%)*       2.26(5)       2.13           1.78           1.79          1.63(5)
Portfolio turnover rate (%)                                    37.75        127.44         145.59         136.48         61.69
*Reflects voluntary assumption of fees or expenses per
 share in each period (Note 3) ($)                              0.01          0.02           0.03           0.02          0.01
------------------------------------------------------------------------------------------------------------------------------------

(1) Per-share figures have been calculated using the average shares method.
(2) May 16,1994 (commencement of operations) to October 31, 1994.
(3) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(4) Not Annualized.
(5) Annualized.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE

------------------------------------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH FINANCIAL TRUST
------------------------------------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
STRATEGIC PORTFOLIOS: AGGRESSIVE           Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company
One Financial Center                       JOHN H. KALLIS                         STEVE A. GARBAN
Boston, MA 02111                           Vice President                         Retired; formerly Senior Vice
                                                                                  President for Finance and
DISTRIBUTOR                                THOMAS A. SHIVELY                      Operations and Treasurer, The
State Street Research                      Vice President                         Pennsylvania State University
Investment Services, Inc.
One Financial Center                       GERARD P. MAUS
Boston, MA 02111                           Treasurer                              MALCOLM T. HOPKINS
                                                                                  Former Vice Chairman of the
SHAREHOLDER SERVICES                       JOSEPH W. CANAVAN                      Board and Chief Financial
State Street Research                      Assistant Treasurer                    Officer, St. Regis Corp.
Service Center
P.O. Box 8408                              DOUGLAS A. ROMICH
Boston, MA 02266-8408                      Assistant Treasurer                    EDWARD M. LAMONT
1-800-562-0032                                                                    Formerly in banking
                                           FRANCIS J. MCNAMARA, III               (with an affiliate of
CUSTODIAN                                  Secretary and General Counsel          J.P. Morgan & Co. in
State Street Bank and                                                             New York); presently engaged
Trust Company                              DARMAN A. WING                         in private investments and
225 Franklin Street                        Assistant Secretary and                civic affairs
Boston, MA 02110                           Assistant General Counsel

LEGAL COUNSEL                              AMY L. SIMMONS                         ROBERT A. LAWRENCE
Goodwin, Procter & Hoar LLP                Assistant Secretary                    Formerly Partner, Saltonstall & Co.
Exchange Place
Boston, MA 02109
                                                                                  DEAN O. MORTON
                                                                                  Retired; formerly Executive
                                                                                  Vice President, Chief
                                                                                  Operating Officer and Director,
                                                                                  Hewlett-Packard Company

                                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  The Glen Ellen Company
                                                                                  Vice President,
                                                                                  Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology


STATE STREET RESEARCH STRATEGIC PORTFOLIOS: AGGRESSIVE      -------------------
One Financial Center                                             Bulk Rate
Boston, MA 02111                                               U.S. Postage
                                                                    PAID
                                                                  Permit #6
                                                                Hartford, CT
                                                            -------------------


QUESTIONS? COMMENTS?

CALL us at 1-800-562-0032 or

WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

E-MAIL us at:
     info@ssrfunds.com

INTERNET site:
     WWW.SSRFUNDS.COM

[LOGO] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Strategic Portfolios:
Aggressive prospectus. When used after June 30, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.


CONTROL NUMBER: 4999-980619(0799)SSR-LD                            SP-237E-0698

                              STATE STREET RESEARCH

                       ----------------------------------
                       STRATEGIC PORTFOLIOS: CONSERVATIVE
                       ----------------------------------

                       SEMIANNUAL REPORT
                       April 30, 1998

                       ------------------------------
                               WHAT'S INSIDE
                       ------------------------------

                       INVESTMENT UPDATE

                       About the Fund,
                       economy and markets

                       FUND INFORMATION

                       Facts and figures

                       PLUS, COMPLETE PORTFOLIO HOLDINGS
                       AND FINANCIAL STATEMENTS

---------------------
       DALBAR
HONORS COMMITMENT TO:
      INVESTORS
        1997
---------------------

   For Excellence
        in
 Shareholder Service
                                                     STATE STREET RESEARCH FUNDS

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE
----------------------------------------------------------------------------
INVESTMENT UPDATE
----------------------------------------------------------------------------

INVESTMENT ENVIRONMENT
THE ECONOMY
o The U.S. economy experienced solid growth during the last quarter of 1997 and the first quarter of 1998. Inflation was low and the financial markets, in general, were strong. Unemployment fell to a 28-year low. Interest rates had little change, and consumer confidence continued at near- record highs.
o Favorable economic factors have stimulated a boom in the housing market and stronger- than-expected retail sales. Lower energy costs kept inflation in check.
o Although last year's economic crisis in Southeast Asia raised concerns about the U.S. exports and profits at multinational companies, the effects have yet to make a significant impact on corporate profitability in the United States.

THE MARKETS
o The S&P 500, a broad measure of common stock performance, gained 22.50% for the six-month period ended April 30, 1998.(1) Small stocks rebounded from declines following the turmoil in Southeast Asia. Large-capitalization brand-name companies continued to benefit.
o Bonds delivered modest gains during the period. High-yield bonds were among the strongest performers. Mortgage-backed securities held up well, despite concerns that refinancing could become a negative factor in the future.

THE FUND
OVER THE PAST SIX MONTHS
o   For the six months ended April 30, 1998, Class S shares of Strategic
    Portfolios: Conservative returned 7.13%. The Fund significantly outperformed the Lipper flexible income fund average, which was up 2.86% over the same period.
o Although bonds were positive performers during the period, the Fund's investment in stocks -- more than 25% of portfolio assets -- accounted for its strong performance.
o Stocks of large- and small-cap growth companies did well, and a lower capital gains rate made growth stocks more attractive.

CURRENT STRATEGY
o No major changes were made to the Fund's asset allocation (shown below) during the period. Generally, the manager is underweighting large-cap stocks and overweighting bonds for their attractive real returns and lower risk profile.
o The Fund is positioned to anticipate continued slow, steady growth in the U.S. with low inflation. Asia is still a question mark for U.S. companies and for the economy, as well. Diversification among value and growth assets, small- and large- cap stocks, and domestic and international sectors should help the Fund deal with the current uncertainty.

(1)The Standard & Poor's 500 Composite Index (S&P 500) is a market-value weighted index composed of 500 widely held common stocks. The index is unmanaged and does not take transaction charges into account. Direct investment in the index is not possible; results are for illustrative purposes only.

(2)All returns represent past performance, which is no guarantee of future results. The investment return and principal value of an investment made in the Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost. All returns assume reinvestment of capital gain distributions and income dividends.

(3)"S" shares, offered without a sales charge, are available only through certain employee benefit plans and special programs.

(4)Before November 1, 1997, Class S shares were designated Class C.

PLEASE NOTE THAT THE DISCUSSION THROUGHOUT THIS SHAREHOLDER REPORT IS DATED AS INDICATED AND, BECAUSE OF POSSIBLE CHANGES IN VIEWPOINT, DATA AND TRANSACTIONS, SHOULD NOT BE RELIED UPON AS BEING CURRENT THEREAFTER.

April 30, 1998

-------------------------------------------------------------------------------
FUND INFORMATION (all data are for periods ended April 30, 1998, except where noted)
-------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
FOR PERIODS ENDED 3/31/98(2)(3)(4)
---------------------------------------------------------------------------
                                        LIFE OF FUND
                                       (since 5/16/94)            1 YEAR
---------------------------------------------------------------------------
Class S                                    12.45%                  18.67%
---------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(2)(3)(4)
---------------------------------------------------------------------------
                                        LIFE OF FUND
                                       (since 5/16/94)            1 YEAR
---------------------------------------------------------------------------
Class S                                    12.46%                  17.48%
---------------------------------------------------------------------------
Performance results for the Fund are increased by the voluntary reduction of Fund fees and expenses; without subsidization, performance would have been lower.

ASSET ALLOCATION
(by percentage of net assets)

Bonds               71%
Stocks              27%
Cash                 2%

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE
----------------------------------------------------------------------------
INVESTMENT PORTFOLIO
----------------------------------------------------------------------------
April 30, 1998 (Unaudited)

----------------------------------------------------------------------------
                                                                     Value
                                                   Shares          (Note 1)
----------------------------------------------------------------------------

EQUITY SECURITIES 26.9%
BASIC INDUSTRIES 4.8%
CHEMICAL 1.5%
Agrium Inc. ...................................    12,700       $   199,231
Cabot Corp. ...................................     5,700           204,844
Ciba Specialty Chemicals AG* ..................       170            20,563
E.I. Du Pont De Nemours & Co. .................       500            36,406
Thiokol Corp. .................................     1,900           102,363
                                                                -----------
                                                                    563,407
                                                                -----------
DIVERSIFIED 0.6%
Johnson Controls Inc. .........................     1,000            59,375
Mark IV Industries Inc. .......................     5,700           120,056
Ogden Corp. ...................................     1,700            52,275
                                                                -----------
                                                                    231,706
                                                                -----------
ELECTRICAL EQUIPMENT 0.4%
Asia Pacific Wire & Cable Corp. Ltd.* .........     3,800            22,800
General Electric Co. ..........................     1,300           110,663
Sony Corp.* ...................................       300            24,958
                                                                -----------
                                                                    158,421
                                                                -----------
FOREST PRODUCT 0.5%
Abitibi-Consolidated Inc. .....................    12,200           181,475
                                                                -----------
MACHINERY 1.0%
Harsco Corp. ..................................       500            23,000
Howmet International Inc.* ....................     6,000            99,000
Sundstrand Corp. ..............................     2,300           158,844
Tyco International Ltd. .......................     1,900           103,550
                                                                -----------
                                                                    384,394
                                                                -----------
METAL & MINING 0.6%
Kennametal Inc. ...............................     3,600           191,925
RTZ Corp.* ....................................     1,421            20,406
                                                                -----------
                                                                    212,331
                                                                -----------
TRUCKERS 0.2%
CNF Transportation Inc. .......................     1,300            50,212
                                                                -----------
Total Basic Industries ........................                   1,781,946
                                                                -----------
CONSUMER CYCLICAL 4.1%
AIRLINE 0.1%
Aeroporti Di Roma SPA* ........................     3,000            42,002
                                                                -----------
AUTOMOTIVE 0.7%
Exide Corp. ...................................     5,900           113,944
Gencorp Inc. ..................................     2,200            66,963
Midas Inc.* ...................................       766            14,793
Renault SA* ...................................     1,000            46,415
                                                                -----------
                                                                    242,115
                                                                -----------
HOTEL & RESTAURANT 0.7%
Harrah's Entertainment Inc.* ..................     5,500           143,343
MGM Grand Inc.* ...............................       700            23,625
Mirage Resorts Inc.* ..........................     4,700           103,694
                                                                -----------
                                                                    270,662
                                                                -----------
RECREATION 0.8%
Cox Communications Inc. Cl. A* ................     1,000            44,625
GTech Holdings Corp.* .........................     1,800            64,575
International Game Technology Inc. ............     2,200            61,187
Mattel Inc. ...................................     1,200            45,975
US West Inc.* .................................     2,600            98,150
                                                                -----------
                                                                    314,512
                                                                -----------
RETAIL TRADE 1.8%
Cendant Corp.* ................................     2,200            55,000
Dayton Hudson Corp. ...........................       700            61,119
Hannaford Brothers Co. ........................     3,800           168,862
Home Depot Inc. ...............................     1,200            83,550
Kroger Co.* ...................................     1,800            75,375
Rite Aid Corp. ................................     2,900            93,163
Wal-Mart Stores, Inc. .........................     1,600            80,900
Wolters Kluwer NV* ............................       300            39,280
                                                                -----------
                                                                    657,249
                                                                -----------
Total Consumer Cyclical .......................                   1,526,540
                                                                -----------
CONSUMER STAPLE 5.3%
Business Service 0.8%
A.C. Nielson Corp.* ...........................     5,700           159,600
Apollo Group Inc. Cl. A* ......................     1,350            46,238
HBO & Co. .....................................     1,400            83,737
                                                                -----------
                                                                    289,575
                                                                -----------
AIRPORT 0.5%
Ball Corp. ....................................     5,000           193,125
                                                                -----------
DRUG 0.8%
Bristol-Myers Squibb Co. ......................       600            63,525
Pfizer Inc. ...................................       800            91,050
Schering-Plough Corp. .........................       500            40,063
Warner-Lambert Co. ............................       600           113,512
                                                                -----------
                                                                    308,150
                                                                -----------
FOOD & BEVERAGE 1.0%
Coca-Cola Co. .................................       800            60,700
H.J. Heinz Co. ................................       500            27,250
Hussmann International Inc.* ..................     2,400            41,700
Keebler Foods Co.* ............................       800            22,800
PepsiCo Inc. ..................................     1,100            43,656
Sara Lee Corp. ................................     1,500            89,344
Whitman Corp. .................................     4,700            91,944
                                                                -----------
                                                                    377,394
                                                                -----------
HOSPITAL SUPPLY 0.7%
Guidant Corp. .................................       800            53,500
Johnson & Johnson .............................       400            28,550
Quorum Health Group Inc.* .....................     3,200           102,800
U.S. Surgical Corp. ...........................     1,900            59,850
                                                                -----------
                                                                    244,700
                                                                -----------
PRINTING & PUBLISHING 1.4%
Hollinger International, Inc. Cl. A* ..........    12,200           189,100
Prosieben Media AG* ...........................     1,000            51,545
Torstar Corp. Cl. B* ..........................     3,200           108,535
Valassis Communications Inc. ..................     4,800           188,400
                                                                -----------
                                                                    537,580
                                                                -----------
TOBACCO 0.1%
Dimon Inc. ....................................     3,200            46,800
                                                                -----------
Total Consumer Staple .........................                   1,997,324
                                                                -----------
ENERGY 1.3%
OIL 1.2%
Anadarko Petroleum Corp. ......................       400            29,300
British Petroleum Co. PLC* ....................     2,100            33,195
Energy Africa Ltd.* ...........................     9,200            44,598
Exxon Corp. ...................................       600            43,763
Fletcher Challenge Ltd.* ......................     6,600            22,511
Oryx Energy Co. ...............................     4,100           107,112
PTT Exploration & Production Public Co. Ltd.* .     2,100            22,168
Seagull Energy Corp.* .........................     4,800            81,900
Total SA Cl. B ADR ............................     1,400            82,250
                                                                -----------
                                                                    466,797
                                                                -----------
OIL SERVICE 0.1%
Schlumberger Ltd. .............................       400            33,150
                                                                -----------
Total Energy ..................................                     499,947
                                                                -----------
FINANCE 4.4%
BANK 1.8%
Banc One Corp. ................................     1,290            75,868
BankAmerica Corp. .............................       900            76,500
Canadian Imperial Bank of Commerce ............     4,100           145,294
Chase Manhattan Corp. .........................       500            69,281
Fleet Financial Group Inc. ....................       900            77,737
National Bank of Canada .......................     7,500           154,726
U.S. Bancorp ..................................       500            63,500
                                                                -----------
                                                                    662,906
                                                                -----------
FINANCIAL SERVICE 0.1%
Federal National Mortgage Association .........       600            35,925
                                                                -----------
Insurance 2.5%
Ace Ltd. ......................................     8,300           314,362
AMBAC Inc. ....................................     3,300           187,069
Mid Ocean Ltd. ................................     2,500           188,438
Transamerica Corp. ............................       200            23,253
Travelers Group Inc. ..........................     1,100            67,306
UNUM Corp. ....................................     2,700           145,125
                                                                -----------
                                                                    925,553
                                                                -----------
Total Finance .................................                   1,624,384
                                                                -----------
SCIENCE & TECHNOLOGY 4.3%
COMPUTER SOFTWARE & SERVICE 1.6%
Cisco Systems Inc.* ...........................     1,900           139,175
EMC Corp.* ....................................       900            41,512
Microsoft Corp.* ..............................       800            72,100
Nintendo Co. Ltd.* ............................     1,400           128,427
Sema Group PLC* ...............................     1,600            57,889
TT Tieto Oy Cl. B* ............................       500            91,800
WM-Data AB Cl. B* .............................     2,700            81,258
                                                                -----------
                                                                    612,161
                                                                -----------
ELECTRONIC COMPONENTS 0.9%
Lernout & Hauspie Speech Products NV ADR* .....     2,600           165,750
Rohm Co.* .....................................     1,000           112,891
Texas Instruments Inc. ........................     1,100            70,469
                                                                -----------
                                                                    349,110
                                                                -----------
ELECTRONIC EQUIPMENT 0.9%
L.M. Ericsson Telephone Co. Cl. B* ............     2,568           135,333
Lucent Technologies Inc. ......................     1,600           121,800
Nokia AB Oy Cl. K* ............................       400            26,585
Teradyne Inc.* ................................     1,300            47,450
                                                                -----------
                                                                    331,168
                                                                -----------
OFFICE EQUIPMENT 0.9%
Lexmark International Group Inc. Cl. A* .......     1,100            63,663
Unisys Corp. ..................................     7,800           175,012
Xerox Corp. ...................................       800            90,800
                                                                -----------
                                                                    329,475
                                                                -----------
Total Science & Technology ....................                   1,621,914
                                                                -----------
UTILITY 2.7%
ELECTRIC 1.6%
Allegheny Energy Inc.* ........................       900            27,563
Edison International Corp. ....................     3,900           116,269
GPU Inc. ......................................     2,000            79,250
Illinova Corp. ................................     1,000            30,563
Montana Power Co. .............................       900            33,469
OGE Energy Corp. ..............................     2,200           120,862
Pinnacle West Capital Corp. ...................     3,000           132,750
Western Resources Inc. ........................     1,400            54,687
                                                                -----------
                                                                    595,413
                                                                -----------
NATURAL GAS 0.6%
TransTexas Gas Corp.* .........................     2,500            29,531
Williams Companies Inc. .......................     6,027           190,604
                                                                -----------
                                                                    220,135
                                                                -----------
TELEPHONE 0.5%
AirTouch Communications Inc.* .................     1,000            53,125
Telecom Italia SPA* ...........................     5,300            39,645
WorldCom Inc.* ................................     2,300            98,397
                                                                -----------
                                                                    191,167
                                                                -----------
Total Utility .................................                   1,006,715
                                                                -----------
Total Equity Securities (Cost $7,873,838) .....                  10,058,770
                                                                -----------

-------------------------------------------------------------------------------------------------------
                                                         PRINCIPAL            MATURITY          VALUE
                                                           AMOUNT               DATE           (NOTE 1)
-------------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES 70.9%
U.S. TREASURY 20.2%
U.S. Treasury Bond, 12.00% ..........................      $  200,000           8/15/2013       293,094
U.S. Treasury Bond, 8.75% ...........................       1,350,000           5/15/2017     1,764,072
U.S. Treasury Bond, 8.50% ...........................         775,000           2/15/2020     1,003,749
U.S. Treasury Bond, 8.125% ..........................         875,000           8/15/2021     1,099,630
U.S. Treasury Bond, 6.875% ..........................         500,000           8/15/2025       555,705
U.S. Treasury Bond, 6.625% ..........................         175,000           2/15/2027       189,410
U.S. Treasury Note, 7.50% ...........................         150,000           2/15/2005       164,672
U.S. Treasury Note, 6.50% ...........................         575,000           8/15/2005       600,156
U.S. Treasury TIPS, 3.625% ..........................         125,259           1/15/2008       123,888
U.S. Treasury TIPS, 3.625% ..........................         125,116           4/15/2028       124,334
U.S. Treasury STRIPS, 0.00% .........................         550,000          11/15/2001       451,269
U.S. Treasury STRIPS, 0.00% .........................       1,025,000           5/15/2003       772,973
U.S. Treasury STRIPS, 0.00% .........................         675,000           5/15/2007       400,302
                                                                                            -----------
                                                                                              7,543,254
                                                                                            -----------
U.S. AGENCY MORTGAGE 17.5%
Federal Home Loan Mortgage Corp., 7.50% .............         581,042           2/01/2027       595,748
Federal Home Loan Mortgage Corp. Gold, 7.00% ........         744,074           6/01/2024       754,766
Federal Home Loan Mortgage Corp. Gold, 7.50% ........         433,707           8/01/2024       444,819
Federal Home Loan Mortgage Corp. TBA, 6.00% .........         450,000           5/18/2013       444,094
Federal Home Loan Mortgage Corp. TBA, 7.00% .........         725,000           5/18/2013       738,593
Federal National Mortgage Association Remic 93-102-H
  PAC, 6.80% ........................................         125,000           9/25/2022       127,148
Federal National Mortgage Association TBA, 6.50% ....         775,000           5/13/2028       767,015
Federal National Mortgage Association TBA, 7.00% ....         500,000           5/13/2028       505,469
Government National Mortgage Association, 6.50% .....         110,003           2/15/2009       111,206
Government National Mortgage Association, 6.50% .....          54,066           6/15/2009        54,657
Government National Mortgage Association, 6.50% .....         249,192           7/15/2009       251,916
Government National Mortgage Association, 7.50% .....         297,001          12/15/2010       306,837
Government National Mortgage Association, 8.00% .....         106,364          10/15/2017       112,014
Government National Mortgage Association, 8.00% .....          54,109          11/15/2017        56,983
Government National Mortgage Association, 6.50% .....          78,907          12/15/2023        78,513
Government National Mortgage Association, 6.50% .....         405,466           7/15/2024       403,516
Government National Mortgage Association, 7.00% .....         278,509           1/15/2025       282,598
Government National Mortgage Association, 7.50% .....         339,143          11/15/2025       348,466
Government National Mortgage Association, 7.50% .....         162,937           4/15/2026       167,365
                                                                                            -----------
                                                                                              6,551,723
                                                                                            -----------
CANADIAN-YANKEE 3.3%
British Aerospace Finance Inc. Note, 7.50%+ .........         125,000           7/01/2027       135,074
DR Investments Sr. Note, 7.10%+ .....................         125,000           5/15/2002       128,227
Petroliam Nasional BHD, 7.125%+ .....................         125,000           8/15/2005       117,869
Petroliam Nasional BHD Note, 6.875%+ ................         175,000           7/01/2003       166,890
Province of Quebec, 7.125% ..........................          75,000           2/09/2024        78,353
Transcanada Pipelines Ltd. Note, 6.43% ..............         125,000           3/15/2004       125,795
Usinor Sacilor ADR Note, 7.25% ......................         350,000           8/01/2006       357,952
Woodside Finance Ltd. Note, 6.60%+ ..................         125,000           4/15/2008       122,938
                                                                                            -----------
                                                                                              1,233,098
                                                                                            -----------
TRUST CERTIFICATES 0.6%
Cooperative Utility Trust Certificates, 10.70% ......         225,000           9/15/2017       236,340
                                                                                            -----------
FOREIGN GOVERNMENT 3.1%
                                                    Australian Dollar
Commonwealth of Australia, 8.75% ....................         275,000           8/15/2008       218,525
                                                   New Zealand Dollar
Government of New Zealand, 10.00% ...................         400,000           3/15/2002       241,118
Government of New Zealand, 8.00% ....................         300,000          11/15/2006       177,874
                                                       Pound Sterling
United Kingdom Treasury, 8.50% ......................         275,000          12/07/2005       532,010
                                                                                            -----------
                                                                                              1,169,527
                                                                                            -----------
FINANCE/MORTGAGE 20.3%
American Express Credit Account Master Trust 97-1A,
  6.40% .............................................         125,000           4/15/2005       126,835
American Express Credit Account Master Trust 96-1A,
  6.80% .............................................         250,000          12/15/2003       256,015
Arcadia Automobile Trust 97-B A5, 6.70% .............         125,000           2/15/2005       126,953
Arcadia Automobile Trust 97-C A5, 6.55% .............         125,000           6/15/2005       126,968
Associates Corp. of North America Sr. Note, 6.70% ...         250,000           5/29/2001       254,498
Associates Corp. of North America Sr. Note, 6.45% ...         125,000          10/15/2001       126,021
Bank of New York Institutional Capital Trust, 7.78%+          175,000          12/01/2026       179,883
Capital One Bank Note, 6.28% ........................         250,000           2/20/2001       249,652
Chase Manhattan Master Trust 96-3A, 7.04% ...........         275,000           2/15/2005       282,906
Cigna Corp. Deb., 7.875% ............................         175,000           5/15/2027       191,685
CIT Group Holdings Inc. Sr. Note, 6.80% .............         250,000           4/17/2000       253,485
Commercial Credit Group Inc. Note, 6.45% ............         250,000           7/01/2002       251,722
Commercial Credit Group Inc. Sr. Note, 5.55% ........         250,000           2/15/2001       246,265
Countrywide Funding Corp. Note, 6.58% ...............         200,000           9/21/2001       201,680
Countrywide Funding Corp. Note, 6.28% ...............         200,000           1/15/2003       198,974
CS First Boston 97-C2 A2, 6.52% .....................         250,000           7/17/2007       251,484
DLJ Mortgage Acceptance Corp. 97-CF2 A1A, 6.55%+ ....         121,485          11/15/2006       122,965
DMARC Corp. 98-1 C1 A1, 6.22% .......................         199,200           6/15/2031       201,441
DMARC Corp. 98-C1 A2, 6.54% .........................         200,000           6/15/2031       204,500
First Union Lehman Brothers Commercial 97-C2 A2,
  6.60% .............................................         125,000          11/18/2029       125,938
First USA Credit Card Master Trust Series 1997-6A,
  6.42% .............................................         250,000           3/17/2005       253,662
Florida Windstorm Underwriting Association Sr. Sec.
  Note Series 1997, MBIA Insured, 6.85%+ ............         125,000           8/25/2007       128,183
Ford Credit Auto Loan Master Trust Series 95-1, 6.50%         250,000           8/15/2002       252,342
Ford Credit Auto Owner Trust 1996 A A3, 6.50% .......         221,670          11/15/1999       222,225
Ford Credit Auto Owner Trust Series 1997B-A3, 6.05% .         150,000           4/15/2001       150,656
GE Global Insurance Holding Corp. Note, 7.00% .......         150,000           2/15/2026       156,251
GMAC Commercial Mortgage Security Inc. 97-C2-A, 6.45%         123,095          12/15/2004       124,249
GMAC Commercial Mortgage Security Inc. 98-C1 A1,
  6.41% .............................................         125,000          11/15/2007       125,623
Household Finance Co. Note, 6.75% ...................         125,000           6/01/2000       126,579
LB Commercial Conduit Mortgage Trust 98-C1 A1, 6.33%          123,445          11/18/2004       122,211
MBNA Corp. Sr. Note, 6.875% .........................         175,000          11/15/2002       177,671
Morgan Stanley Capital Inc. 98-A1, 6.19% ............         124,367           1/15/2007       126,785
Morgan Stanley Capital Inc. 97-WF1-1A, 6.83%+ .......         117,774          10/15/2006       120,350
Prime Credit Card Master Trust Series 1995-1A, 6.75%          125,000          11/15/2005       127,656
Prudential Home Mortgage Securities Co. Series 93-29
  A-6 PAC, 6.75% ....................................         155,584           8/25/2008       156,117
Prudential Home Mortgage Securities Co. Series 93-47
  1-11 PAC, 6.10% ...................................         275,000          12/25/2023       267,866
Railcar Leasing LLC Sr. Sec. Note, 6.75%+ ...........         107,960           7/15/2006       109,407
Sears Credit Account Master Trust Series 1997-1A,
  6.20% .............................................         125,000           7/16/2007       125,850
Structured Asset Securities Corp. Note, 6.79% .......         247,256           6/12/2004       253,051
World Omni Automobile Lease Trust 97-B Cl. A3, 6.18%          250,000          11/25/2003       250,702
Zurich Capital Trust, 8.38%+ ........................         200,000           6/01/2037       217,782
                                                                                            -----------
                                                                                              7,575,088
                                                                                            -----------
CORPORATE 5.9%
Arizona Public Service Co. Note, 6.25% ..............         250,000           1/15/2005       244,060
Cargill Inc. Sr. Note, 6.875%+ ......................         125,000           5/01/2028       131,387
Chevron Corp. Note, 8.11% ...........................         161,000          12/01/2004       172,027
CIT Group Holdings Inc. Sr. Note, 6.20% .............         500,000          10/20/2000       501,785
Columbia/HCA Healthcare Corp. Note, 6.87% ...........         150,000           9/15/2003       142,797
Columbia/HCA Healthcare Corp. Deb., 7.50% ...........         125,000          12/15/2023       116,870
Columbia/HCA Healthcare Corp. Note, 8.12% ...........         125,000           8/04/2003       127,374
Columbia/HCA Healthcare Corp. Note, 7.69% ...........         125,000           6/15/2025       119,351
Edison Mission Energy Funding Corp. Series A Note,
  6.77%+ ............................................         145,548           9/15/2003       147,281
Electronic Data Systems Corp. Note, 6.85%+ ..........         250,000           5/15/2000       254,240
Ingersoll-Rand Co. Sr. Note, 6.26% ..................         250,000           2/15/2001       250,380
                                                                                            -----------
                                                                                              2,207,552
                                                                                            -----------
Total Fixed Income Securities (Cost $26,120,079) ........................................    26,516,582
                                                                                            -----------
COMMERCIAL PAPER 8.0%
American Express Credit Corp., 5.51% ................         500,000           5/07/1998       500,000
CIT Group Holdings Inc., 5.52% ......................       1,009,000           5/13/1998     1,009,000
General Electric Capital Corp., 5.30% ...............       1,500,000           5/01/1998     1,500,000
                                                                                            -----------
Total Commercial Paper (Cost $3,009,000) ................................................     3,009,000
                                                                                            -----------

--------------------------------------------------------------------------------
                                                   SHARES
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 10.5%
Navigator Securities Lending Prime Portfolio .....  3,940,873     3,940,873

                                                                -----------
Total Short-Term Investments (Cost $3,940,873) ..............     3,940,873

                                                                -----------
Total Investments (Cost $40,943,790) - 116.3% ...............    43,525,225

Other Assets, Less Liabilities - (16.3%) ....................    (6,100,274)

                                                                -----------
Net Assets - 100.0% .........................................   $37,424,951
                                                                ===========

Federal Income Tax Information:
At April 30, 1998, the net unrealized appreciation of
  investments based on cost for Federal income tax purposes
  of $40,999,320 was as follows:
Aggregate gross unrealized appreciation for all investments
  in which there is an excess of value over tax cost .......    $ 2,922,225
Aggregate gross unrealized depreciation for all investments
  in which there is an excess of tax cost over value .......       (396,320)
                                                                -----------
                                                                $ 2,525,905
                                                                ===========

------------------------------------------------------------------------------

ADR Stands for American Depositary Receipt, representing ownership of foreign securities.

  *  Nonincome-producing securities.

  + Security restricted in accordance with Rule 144A under the Securities Act of 1933, which allows for the resale of such securities among certain qualified buyers. The total cost and market value of Rule 144A securities owned at April 30, 1998 were $2,037,969 and $2,082,476 (5.56% of net assets), respectively.

TBA Represents "TBA" (to be announced) purchase commitment to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized and may vary by no more than 1%.

The accompanying notes are an integral part of the financial statements

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE
-------------------------------------------------------------------------------

Forward currency exchange contracts outstanding at April 30, 1998, are as follows:

                                                                                                         UNREALIZED
                                                                                           CONTRACT     APPRECIATION     DELIVERY
                                                                         TOTAL VALUE         PRICE      (DEPRECIATION)     DATE
-----------------------------------------------------------------------------------------------------------------------------------
Sell Australian dollars, Buy U.S. dollars                                    31,000 AUD     .67830 AUD     $    803         5/13/98
Sell Australian dollars, Buy U.S. dollars                                    55,000 AUD     .68109 AUD        1,560         6/10/98
Sell Australian dollars, Buy U.S. dollars                                   296,000 AUD     .66880 AUD        4,758         6/10/98
Buy Australian dollars, Sell U.S. dollars                                    31,000 AUD     .66950 AUD        (530)         5/13/98
Buy Australian dollars, Sell U.S. dollars                                    26,000 AUD     .66125 AUD        (222)         6/10/98
Sell British pounds, Buy U.S. dollars                                       310,000 GBP    1.67265 GBP        2,035         7/23/98
Sell Japanese yen, Buy U.S. dollars                                      27,557,000 JPY     .00824 JPY       15,820         8/11/98
Sell New Zealand dollars, Buy U.S. dollars                                  110,000 NZD     .58265 NZD        3,058         5/13/98
Sell New Zealand dollars, Buy U.S. dollars                                  590,000 NZD     .55600 NZD        2,656         7/23/98
Sell New Zealand dollars, Buy U.S. dollars                                   50,000 NZD     .55570 NZD          210         7/23/98
                                                                                                           --------
                                                                                                           $ 30,148
                                                                                                           ========
The accompanying notes are an integral part of the financial statements

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
April 30, 1998 (Unaudited)

ASSETS
Investments, at value (Cost $40,943,790) (Note 1) ...............  $43,525,225
Receivable for securities sold ..................................      591,763
Interest and dividends receivable ...............................      308,664
Receivable for open forward contracts ...........................       30,900
Receivable from Distributor (Note 3) ............................       24,222
Receivable for fund shares sold .................................       21,575
Deferred organization costs and other assets (Note 1)                   32,789
                                                                   -----------
                                                                    44,535,138
LIABILITIES
Payable for collateral received on securities loaned ............    3,940,873
Payable for securities purchased ................................    2,933,111
Payable for fund shares redeemed ................................      121,350
Accrued transfer agent and shareholder services
  (Note 2) ......................................................       22,762
Accrued management fee (Note 2) .................................       18,488
Accrued trustees' fees (Note 2) .................................        7,989
Payable to custodian ............................................        2,496
Payable for open forward contracts ..............................          752
Other accrued expenses ..........................................       62,366
                                                                   -----------
                                                                     7,110,187
                                                                   -----------
NET ASSETS                                                         $37,424,951
                                                                   ===========
Net Assets consist of:
  Undistributed net investment income ...........................   $  248,260
  Unrealized appreciation of investments ........................    2,581,435
  Unrealized appreciation of forward contracts and
    foreign currency ............................................       29,850
  Accumulated net realized gain .................................    1,293,866
  Paid-in capital ...............................................   33,271,540
                                                                   -----------
                                                                   $37,424,951
                                                                   ===========

Net Asset Value, offering price and redemption price per share
  of Class S shares ($37,424,951 / 3,412,189 shares) ..........         $10.97
                                                                        ======

The accompanying notes are an integral part of the financial statements

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE
-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
For the six months ended April 30, 1998 (Unaudited)

INVESTMENT INCOME
Interest .........................................................  $  930,921
Dividends, net of foreign taxes of $1,343 ........................      59,592
                                                                    ----------
                                                                       990,513
EXPENSES
Management fee (Note 2) ..........................................     112,893
Custodian fee ....................................................      51,182
Transfer agent and shareholder services (Note 2) .................      35,039
Audit fee ........................................................      10,860
Trustees' fees (Note 2) ..........................................       9,527
Reports to shareholders ..........................................       9,035
Registration fees ................................................       6,188
Amortization of organization costs (Note 1) ......................       3,711
Legal fees .......................................................         742
Miscellaneous ....................................................       1,881
                                                                    ----------
                                                                       241,058
Expenses borne by the Distributor (Note 3) .......................     (71,718)
                                                                    ----------
                                                                       169,340
                                                                    ----------
Net investment income ............................................     821,173
                                                                    ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS,
  FOREIGN CURRENCY AND FORWARD CONTRACTS
Net realized gain on investments (Notes 1 and 4) .................   1,285,742
Net realized gain on forward contracts and foreign
  currency (Note 1) ..............................................      82,096
                                                                    ----------
  Total net realized gain ........................................   1,367,838
                                                                    ----------
Net unrealized appreciation of investments .......................     391,820
Net unrealized appreciation of forward contracts and
  foreign currency ...............................................      21,288
                                                                    ----------
  Total net unrealized appreciation ..............................     413,108
                                                                    ----------
Net gain on investments, foreign currency and forward
  contracts ......................................................   1,780,946
                                                                    ----------
Net increase in net assets resulting from operations .............  $2,602,119
                                                                    ==========

The accompanying notes are an integral part of the financial statements

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE
-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                                       SIX MONTHS ENDED
                                                                    YEAR ENDED          APRIL 30, 1998
                                                                 OCTOBER 31, 1997        (UNAUDITED)
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income .......................................     $  1,591,879           $    821,173
Net realized gain on investments, foreign currency and
  forward contracts .........................................        2,789,109              1,367,838
Net unrealized appreciation of investments, foreign currency
  and forward contracts .....................................          300,710                413,108
                                                                  ------------           ------------
Net increase resulting from operations ......................        4,681,698              2,602,119
                                                                  ------------           ------------
Dividends from net investment income:
  Class A ...................................................           (9,655)                    --
  Class S ...................................................       (1,610,768)            (1,031,703)
                                                                  ------------           ------------
                                                                    (1,620,423)            (1,031,703)
                                                                  ------------           ------------
Distributions from net realized gains:
  Class A ...................................................          (27,562)                    --
  Class S ...................................................       (1,688,429)            (2,735,915)
                                                                  ------------           ------------
                                                                    (1,715,991)            (2,735,915)
                                                                  ------------           ------------
Net increase from fund share
  transactions (Note 6) .....................................        3,367,965                 89,751
                                                                  ------------           ------------
Total increase (decrease) in net assets .....................        4,713,249             (1,075,748)
NET ASSETS
Beginning of period .........................................       33,787,450             38,500,699
                                                                  ------------           ------------
End of period (including undistributed net investment income
  of $458,790 and $248,260, respectively) ...................     $ 38,500,699           $ 37,424,951
                                                                  ============           ============

The accompanying notes are an integral part of the financial statements.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE

----------------------------------------------------------------------------
NOTES TO UNAUDITED FINANCIAL STATEMENTS
----------------------------------------------------------------------------
April 30, 1998

NOTE 1

State Street Research Strategic Portfolios: Conservative (the "Fund"), is a series of State Street Research Financial Trust (the "Trust"), which was organized as a Massachusetts business trust in November, 1986 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations in May, 1994. The Trust consists presently of four separate funds: State Street Research Strategic Portfolios: Conservative, State Street Research Government Income Fund, State Street Research Strategic Portfolios: Moderate and State Street Research Strategic Portfolios: Aggressive.

The investment objective of the Fund is to provide, primarily, a high level of current income and, secondarily, long term growth of capital, consistent with the preservation of capital and reasonable investment risk.

The Fund is authorized to issue four classes of shares. Before November 1, 1997, Class S shares were designated Class C. Only Class S shares are presently available for purchase. Class A, Class B and Class C shares are not being offered at this time. Effective March 27, 1997, the Fund discontinued offering Class A shares. Class A shares are subject to an initial sales charge of up to 4.50% and an annual service fee of 0.25% of average daily net assets. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase and pay annual distribution and service fees of 1.00%. Class B shares automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years after the issuance of the Class B shares. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual distribution and service fees of 1.00%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an indirect wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any distribution or service fees. The Fund's expenses are borne pro-rata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the Plan of Distribution, related specifically to that class. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the Fund in preparing its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. INVESTMENT VALUATION
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system are valued at closing prices supplied through such system. If not quoted on the NASDAQ system, such securities are valued at prices obtained from brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Fixed income securities are valued by a pricing service, which utilizes market transactions, quotations from dealers, and various relationships among securities in determining value. Short-term securities maturing within sixty days are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B. SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Gains and losses that arise from changes in exchange rates are not segregated from gains and losses that arise from changes in market prices of investments.

C. NET INVESTMENT INCOME
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the Fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. Discount on debt obligations is amortized under the effective yield method. The Fund is charged for expenses directly attributable to it, while indirect expenses are allocated among all funds in the Trust.

D. DIVIDENDS
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. The difference is primarily due to differing treatments for foreign currency transactions.

E. FEDERAL INCOME TAXES
No provision for Federal income taxes is necessary because the Fund intends to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. DEFERRED ORGANIZATION COSTS
Certain costs incurred in the organization and registration of the Fund were capitalized and are being amortized under the straight-line method over a period of five years.

G. FORWARD CONTRACTS AND FOREIGN CURRENCIES
The Fund enters into forward foreign currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain purchase and sale commitments denominated in foreign currencies. A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the origination date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The aggregate principal amount of forward currency exchange contracts is recorded in the Fund's accounts. All commitments are marked-to-market at the applicable transaction rates resulting in unrealized gains or losses. The Fund records realized gains or losses at the time the forward contracts are extinguished by entry into a closing contract or by delivery of the currency. Neither spot transactions nor forward currency exchange contracts eliminate fluctuations in the prices of the Fund's portfolio securities or in foreign exchange rates, or prevent loss if the price of these securities should decline.

H. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I. SECURITIES LENDING
The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At April 30, 1998, the value of the securities loaned and the value of collateral were $3,883,504 and $3,940,873, respectively.

NOTE 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.60% of the Fund's average daily net assets. In consideration of these fees, the Adviser furnishes the Fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended April 30, 1998, the fees pursuant to such agreement amounted to $112,893.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), an indirect wholly owned subsidiary of Metropolitan, provides certain shareholder services to the Fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the Fund. In addition, Metropolitan receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, employee benefit plans and similar programs or plans, through or under which shares of the Fund may be purchased. During the six months ended April 30, 1998, the amount of such expenses was $29,251.

The fees of the Trustees not currently affiliated with the Adviser amounted to $9,527 during the six months ended April 30, 1998.

NOTE 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the Fund. During the six months ended April 30, 1998, the amount of such expenses assumed by the Distributor and its affiliates was $71,718.

NOTE 4

For the six months ended April 30, 1998, purchases and sales of securities, exclusive of short-term obligations, aggregated $29,395,207 and $31,415,692 (including $19,289,526 and $20,478,539 of U.S. Government obligations), respectively.

NOTE 5

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") under the Investment Company Act of 1940. Under the Plan, the Fund will pay annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B and Class C shares. In addition, the Fund will pay annual distribution fees of 0.75% of average daily net assets for Class B and Class C shares. The Distributor uses such payments for personal service and/or the maintenance or servicing of shareholder accounts, to compensate or reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses.

NOTE 6

The Trustees have the authority to issue an unlimited number of shares of beneficial interest, $.001 par value per share. At April 30, 1998, Metropolitan owned 2,392,390 Class S shares of the Fund.

Share transactions were as follows:

                                                                               SIX MONTHS ENDED
                                                 YEAR ENDED                     APRIL 30, 1998
                                              OCTOBER 31, 1997                    (UNAUDITED)
                                       -------------------------------  -------------------------------
CLASS A                                   SHARES           AMOUNT          SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------
Shares repurchased ..................       (50,023)     $   (528,933)            --      $         --
                                            -------      ------------      ---------      ------------
Net decrease ........................       (50,023)     $   (528,933)            --      $         --
                                            =======      ============      =========      ============

CLASS S (FORMERLY CLASS C)                SHARES           AMOUNT          SHARES           AMOUNT
---------------------------------------------------------------------------------------------------------
Shares sold .........................       473,499      $  5,172,822        227,071      $  2,490,758
Issued upon reinvestment of:
  Dividends from net investment
    income ..........................        47,885           512,492         33,048           348,308
  Distributions from net realized
    gains ...........................       161,263         1,688,429        262,816         2,735,915
Shares repurchased ..................      (320,767)       (3,476,845)      (512,448)       (5,485,230)
                                            -------      ------------      ---------      ------------
Net increase ........................       361,880      $  3,896,898         10,487      $     89,751
                                            =======      ============      =========      ============

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

For a share outstanding throughout each period:
                                                                               CLASS A
                                     -----------------------------------------------------------------------------
                                                   YEARS ENDED OCTOBER 31
                                     -----------------------------------------------------     NOVEMBER 1, 1996
                                        1994(2)            1995(1)           1996(1)          TO MARCH 27, 1997(1)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD ($)                             9.55              9.56             10.56                   11.03
                                        -----             -----             -----                   -----
  Net investment income ($)*             0.20              0.47              0.42                    0.21
  Net realized and unrealized
    gain (loss) on investments,
    foreign currency and forward
    contracts ($)                       (0.09)             1.00              0.66                    0.08
                                        -----             -----             -----                   -----
TOTAL FROM INVESTMENT OPERATIONS ($)     0.11              1.47              1.08                    0.29
                                        -----             -----             -----                   -----
  Dividends from net investment
    income ($)                          (0.10)            (0.47)            (0.36)                  (0.19)
  Distributions from net
    realized gains ($)                     --                --             (0.25)                  (0.55)
                                        -----             -----             -----                   -----
TOTAL DISTRIBUTIONS ($)                 (0.10)            (0.47)            (0.61)                  (0.74)
                                        -----             -----             -----                   -----
NET ASSET VALUE, END OF PERIOD ($)       9.56             10.56             11.03                   10.58
                                        =====             =====             =====                   =====
Total return(3) (%)                      1.15(4)          15.84             10.55                    2.67(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($
  thousands)                           25,014            27,637               552                      --
Ratio of operating expenses to
  average net assets (%)*                1.15(5)           1.15              1.15                    1.15(5)
Ratio of net investment income
  to average net assets (%)*             4.48(5)           4.74              4.35                    4.18(5)
Portfolio turnover rate (%)             70.35            132.50            126.41                  117.66
*Reflects voluntary assumption
 of fees or expenses per share
 in each period (Note 3) ($)             0.03              0.05              0.07                    0.03

                                                                     CLASS S (FORMERLY CLASS C)
                                     ----------------------------------------------------------------------------------------------
                                                          YEARS ENDED OCTOBER 31                                SIX MONTHS ENDED
                                     --------------------------------------------------------------------        APRIL 30, 1998
                                            1994(2)           1995(1)           1996(1)          1997(1)         (UNAUDITED)(1)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD ($)                               9.55              9.56             10.56             10.93               11.32
                                          -----             -----             -----             -----               -----
  Net investment income ($)*               0.21              0.52              0.50              0.49                0.24
  Net realized and unrealized gain
    (loss) on investments, foreign
    currency and forward contracts ($)    (0.09)             0.97              0.60              0.95                0.50
                                          -----             -----             -----             -----               -----
TOTAL FROM INVESTMENT OPERATIONS ($)       0.12              1.49              1.10              1.44                0.74
                                          -----             -----             -----             -----               -----
  Dividends from net investment
    income ($)                            (0.11)            (0.49)            (0.48)            (0.50)              (0.30)
  Distributions from net realized
    gains ($)                                --                --             (0.25)            (0.55)              (0.79)
                                          -----             -----             -----             -----               -----
TOTAL DISTRIBUTIONS ($)                   (0.11)            (0.49)            (0.73)            (1.05)              (1.09)
                                          -----             -----             -----             -----               -----
NET ASSET VALUE, END OF PERIOD ($)         9.56             10.56             10.93             11.32               10.97
                                          =====             =====             =====             =====               =====
Total return(3) (%)                        1.25(4)          16.11             10.82             14.11                7.13(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period ($
  thousands)                                100             1,433            33,236            38,501              37,425
Ratio of operating expenses to
  average net assets (%)*                  0.90(5)           0.90              0.90              0.90                0.90(5)
Ratio of net investment income to
  average net assets (%)*                  4.73(5)           4.91              4.50              4.47                4.36(5)
Portfolio turnover rate (%)               70.35            132.50            126.41            117.66               80.18
*Reflects voluntary assumption of
 fees or expenses per share in
 each period (Note 3) ($)                  0.03              0.05              0.06              0.05                0.02
-----------------------------------------------------------------------------------------------------------------------------------
(1) Per-share figures have been calculated using the average shares method.
(2) May 16, 1994 (commencement of operations) to October 31, 1994.
(3) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the Distributor and its affiliates had not voluntarily assumed a portion of the Fund's expenses.
(4) Not annualized.
(5) Annualized.

STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE
-------------------------------------------------------------------------------
FUND INFORMATION, OFFICERS AND TRUSTEES OF STATE STREET RESEARCH FINANCIAL TRUST
-------------------------------------------------------------------------------

FUND INFORMATION                           OFFICERS                               TRUSTEES

STATE STREET RESEARCH                      RALPH F. VERNI                         RALPH F. VERNI
STRATEGIC PORTFOLIOS: CONSERVATIVE         Chairman of the Board,                 Chairman of the Board,
One Financial Center                       President and                          President, Chief Executive
Boston, MA 02111                           Chief Executive Officer                Officer and Director,
                                                                                  State Street Research &
INVESTMENT ADVISER                         PETER C. BENNETT                       Management Company
State Street Research &                    Vice President
Management Company
One Financial Center                       JOHN H. KALLIS                         STEVE A. GARBAN
Boston, MA 02111                           Vice President                         Retired; formerly Senior Vice
                                                                                  President for Finance and
DISTRIBUTOR                                THOMAS A. SHIVELY                      Operations and Treasurer, The
State Street Research                      Vice President                         Pennsylvania State University
Investment Services, Inc.
One Financial Center                       GERARD P. MAUS
Boston, MA 02111                           Treasurer                              MALCOLM T. HOPKINS
                                                                                  Former Vice Chairman of the
SHAREHOLDER SERVICES                       JOSEPH W. CANAVAN                      Board and Chief Financial
State Street Research                      Assistant Treasurer                    Officer, St. Regis Corp.
Service Center
P.O. Box 8408                              DOUGLAS A. ROMICH
Boston, MA 02266-8408                      Assistant Treasurer                    EDWARD M. LAMONT
1-800-562-0032                                                                    Formerly in banking
                                           FRANCIS J. MCNAMARA, III               (with an affiliate of
CUSTODIAN                                  Secretary and General Counsel          J.P. Morgan & Co. in New York);
State Street Bank and                                                             presently engaged in private
Trust Company                              DARMAN A. WING                         investments and civic affairs
225 Franklin Street                        Assistant Secretary and
Boston, MA 02110                           Assistant General Counsel
                                                                                  ROBERT A. LAWRENCE
LEGAL COUNSEL                              AMY L. SIMMONS                         Formerly Partner, Saltonstall & Co.
Goodwin, Procter & Hoar LLP                Assistant Secretary
Exchange Place
Boston, MA 02109                                                                  DEAN O. MORTON
                                                                                  Retired; formerly Executive
                                                                                  Vice President, Chief
                                                                                  Operating Officer and Director,
                                                                                  Hewlett-Packard Company

                                                                                  TOBY ROSENBLATT
                                                                                  President,
                                                                                  The Glen Ellen Company
                                                                                  Vice President,
                                                                                  Founders Investments Ltd.

                                                                                  MICHAEL S. SCOTT MORTON
                                                                                  Jay W. Forrester Professor of
                                                                                  Management, Sloan School of
                                                                                  Management, Massachusetts
                                                                                  Institute of Technology


STATE STREET RESEARCH STRATEGIC PORTFOLIOS: CONSERVATIVE    -------------------
One Financial Center                                             Bulk Rate
Boston, MA 02111                                               U.S. Postage
                                                                   PAID
                                                                 Permit #6
                                                               Hartford, CT
                                                            -------------------


QUESTIONS? COMMENTS?

CALL us at 1-800-562-0032 or

WRITE us at:
     State Street Research
     Service Center
     P.O. Box 8408
     Boston, MA 02266-8408

E-MAIL us at:
     info@ssrfunds.com

INTERNET site:
     WWW.SSRFUNDS.COM

[LOGO] STATE STREET RESEARCH

This report is prepared for the general information of current shareholders.

When used in the general solicitation of investors, this report must be accompanied or preceded by a current State Street Research Money Market Fund prospectus. When used after June 30, 1998, this report must be accompanied by a current Quarterly Performance Update.

Portfolio changes should not be considered recommendations for action by individual investors.

The Dalbar awards recognize quality shareholder service and should not be considered a rating of fund performance. The survey included mutual fund complexes that volunteered or were otherwise selected to participate and was not industry-wide.


CONTROL NUMBER: 4997-980619(0799)SSR-LD
                                                                    SP-172F-0698